Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
1 / December 2024
Issues
Maturity
Date
Principal
Amount Value
BONDS – 101 .60%
ASSET-BACKED SECURITIES — 12 .25% **
321 Henderson Receivables VI LLC,
Series 2010-1A, Class B
9.31% 07/15/61
1
$ 96,855 $ 98,197
AMSR Trust,
Series 2020-SFR3, Class H
6.50% 09/17/37
1
6,000,000 5,988,005
AMSR Trust,
Series 2022-SFR3, Class E1
4.00% 10/17/39
1
10,000,000 9,467,048
Bayview Opportunity Master Fund
8.36% 06/25/47
2,3,4
6,293,660 6,403,262
Carvana Auto Receivables Trust,
Series 2021-N3, Class R
0.00% 06/12/28
1
19,250 1,227,020
Carvana Auto Receivables Trust,
Series 2021-N4, Class E
4.53% 09/11/28
1
1,688,169 1,621,884
Carvana Auto Receivables Trust,
Series 2021-N4, Class R
0.00% 09/12/28
1
26,800 1,260,826
Carvana Auto Receivables Trust,
Series 2021-P4, Class R
0.00% 09/11/28
1
14,200 2,492,030
Carvana Auto Receivables Trust,
Series 2022-N1, Class R
0.00% 12/11/28
1
71,000 4,390,170
Carvana Auto Receivables Trust,
Series 2022-P2, Class R
0.00% 05/10/29
1
54,850 7,256,332
Carvana Auto Receivables Trust,
Series 2023-P3, Class R
0.00% 08/12/30
1
16,200 2,545,165
CIFC Funding 2014 Ltd.,
Series 2014-1A, Class BR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
6.29% 01/18/31
1,4,5
8,525,000 8,542,050
CIT Education Loan Trust,
Series 2007-1, Class B
(SOFR90A plus 0.56%)
5.29% 06/25/42
1,4
888,883 833,453
Clover CLO LLC,
Series 2018-1A, Class B1RR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.95%)
6.57% 04/20/37
1,4,5
9,300,000 9,376,437
CoreVest American Finance Trust,
Series 2019-3, Class XA (IO)
2.02% 10/15/52
1,6
904,449 8,967
CoreVest American Finance Trust,
Series 2020-1, Class A2
2.30% 03/15/50
1
4,526,157 4,214,157
CoreVest American Finance Trust,
Series 2020-4, Class XA (IO)
3.83% 12/15/52
1,6
12,100,945 327,884
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
CoreVest American Finance Trust,
Series 2020-4, Class XB (IO)
2.78% 12/15/52
1,6
$ 12,500,000 $ 654,000
CoreVest American Finance Trust,
Series 2021-3, Class XA (IO)
2.41% 10/15/54
1,6
59,251,936 1,980,401
DataBank Issuer,
Series 2021-1A, Class A2
2.06% 02/27/51
1
6,047,860 5,823,423
Elmwood CLO 30 Ltd.,
Series 2024-6A, Class B
(United Kingdom)
(CME Term SOFR 3-Month plus 1.75%)
7.05% 07/17/37
1,4,5
6,000,000 6,060,708
Flexential Issuer,
Series 2021-1A, Class C
6.93% 11/27/51
1
9,755,000 9,372,418
FRTKL,
Series 2021-SFR1, Class G
4.11% 09/17/38
1
9,435,000 8,860,674
GBX Leasing,
Series 2022-1, Class A
2.87% 02/20/52
1
8,942,622 8,153,426
Goal Capital Funding Trust,
Series 2006-1, Class B
(CME Term SOFR 3-Month plus 0.45%)
5.30% 08/25/42
4
161,060 154,122
GoldenTree Loan Management U.S. CLO 20 Ltd.,
Series 2024-20A, Class B
(United Kingdom)
(CME Term SOFR 3-Month plus 1.80%)
6.42% 07/20/37
1,4,5
5,240,000 5,267,515
Hertz Vehicle Financing III LP,
Series 2021-2A, Class C
2.52% 12/27/27
1
5,569,500 5,246,026
Hertz Vehicle Financing LLC,
Series 2022-4A, Class D
6.56% 09/25/26
1
4,532,000 4,513,741
Hotwire Funding LLC,
Series 2024-1A, Class A2
5.89% 06/20/54
1
2,445,000 2,472,784
HPS Loan Management Ltd.,
Series 2024-20A, Class B1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.85%)
7.09% 07/25/37
1,4,5
4,850,000 4,859,506
Invesco U.S. CLO Ltd.,
Series 2024-4A, Class SUB
(Cayman Islands)
0.01% 01/15/38
1,5,6
8,000,000 6,863,200
Invesco U.S. CLO Ltd.,
Series 2024-4A, Class Y
(Cayman Islands)
0.00% 01/15/38
1,5,6
8,000,000 800

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Madison Park Funding XXVII Ltd.,
Series 2018-27A, Class A2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
6.23% 04/20/30
1,4,5
$ 2,330,000 $ 2,334,562
Madison Park Funding XXXIX Ltd.,
Series 2021-39A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.75%)
6.38% 10/22/34
1,4,5
8,000,000 8,011,152
Magnetite XIII Ltd.,
Series 2024-42A, Class SUB
(Cayman Islands)
0.01% 01/25/38
1,5,6
6,050,000 5,390,550
Magnetite XXI Ltd.,
Series 2019-21A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
6.23% 04/20/34
1,4,5
8,000,000 8,022,104
MetroNet,
Series 2023-3, Class A
7.95% 04/20/53
2,3
2,650,000 2,672,980
NCFA LLC-Loan Participation 1
2.75% 06/12/28
2,3,4,5
7,440,000 7,440,000
Nelnet Student Loan Trust,
Series 2006-2, Class B
(SOFR90A plus 0.46%)
5.65% 01/25/38
4
2,083,625 1,872,692
OHA Credit Funding 8 Ltd.,
Series 2021-8A, Class B1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.76%)
6.39% 01/18/34
1,4,5
6,650,000 6,650,333
Owl Rock CLO XV LLC,
Series 2024-15A, Class A
(CME Term SOFR 3-Month plus 2.30%)
6.92% 01/20/36
1,4
4,650,000 4,691,334
Palmer Square CLO Ltd.,
Series 2024-3A, Class SUB
(Cayman Islands)
0.00% 07/20/37
1,5,6
3,975,000 3,789,737
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-1A, Class A2
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.01%)
6.63% 01/20/34
1,4,5
4,850,000 4,858,585
Progress Residential Trust,
Series 2021-SFR2, Class G
4.25% 04/19/38
1
7,956,000 7,777,612
Progress Residential,
Series 2021-SFR1, Class F
2.76% 04/17/38
1
4,237,000 4,092,417
Progress Residential,
Series 2021-SFR3, Class F
3.44% 05/17/26
1
3,700,000 3,611,723
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Progress Residential,
Series 2021-SFR3, Class G
4.25% 05/17/26
1
$ 15,752,000 $ 15,472,136
Rad CLO 22 Ltd.,
Series 2023-22A, Class D
(Cayman Islands)
(CME Term SOFR 3-Month plus 5.00%)
9.62% 01/20/37
1,4,5
3,940,000 4,064,012
Rad CLO 7 Ltd.,
Series 2020-7A, Class B1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.90%)
6.55% 04/17/36
1,4,5
7,280,000 7,290,381
Sabey Data Center Issuer LLC,
Series 2020-1, Class A2
3.81% 04/20/45
1
7,905,000 7,870,378
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
2,3
8,026,566 7,322,046
SLC Student Loan Trust,
Series 2004-1, Class B
(SOFR90A plus 0.55%)
5.60% 08/15/31
4
260,147 229,135
SLM Student Loan EDC Repackaging Trust,
Series 2013-M1, Class M1R
0.00% 10/28/29
1
6,250 1,465,280
SLM Student Loan Trust,
Series 2003-12, Class B
(SOFR90A plus 0.85%)
5.66% 12/15/68
4
2,045,667 1,959,042
SLM Student Loan Trust,
Series 2003-4, Class A5D
(SOFR90A plus 1.01%)
5.82% 03/15/33
1,4
947,152 931,579
SLM Student Loan Trust,
Series 2003-7, Class B
(SOFR90A plus 0.83%)
5.64% 09/15/39
4
1,420,452 1,356,938
SLM Student Loan Trust,
Series 2004-10, Class B
(SOFR90A plus 0.63%)
5.82% 01/25/40
4
5,043,523 4,726,171
SLM Student Loan Trust,
Series 2004-2, Class B
(SOFR90A plus 0.73%)
5.92% 07/25/39
4
250,312 239,344
SLM Student Loan Trust,
Series 2005-3, Class B
(SOFR90A plus 0.41%)
5.60% 04/25/40
4
1,697,814 1,609,747
SLM Student Loan Trust,
Series 2006-8, Class B
(SOFR90A plus 0.49%)
5.68% 01/25/41
4
1,772,525 1,665,185

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
3 / December 2024
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2007-7, Class B
(SOFR90A plus 1.01%)
6.20% 10/27/70
4
$ 2,195,000 $ 2,212,287
SLM Student Loan Trust,
Series 2007-8, Class B
(SOFR90A plus 1.26%)
6.45% 04/27/83
4
2,806,407 2,692,458
SLM Student Loan Trust,
Series 2008-2, Class B
(SOFR90A plus 1.46%)
6.65% 01/25/83
4
1,000,000 1,037,756
SLM Student Loan Trust,
Series 2008-3, Class B
(SOFR90A plus 1.46%)
6.65% 04/26/83
4
710,000 736,560
SLM Student Loan Trust,
Series 2008-4, Class A4
(SOFR90A plus 1.91%)
7.10% 07/25/22
4
384,836 385,808
SLM Student Loan Trust,
Series 2008-4, Class B
(SOFR90A plus 2.11%)
7.30% 04/25/73
4
710,000 743,500
SLM Student Loan Trust,
Series 2008-5, Class B
(SOFR90A plus 2.11%)
7.30% 07/25/73
4
7,315,000 7,580,768
SLM Student Loan Trust,
Series 2008-6, Class A4
(SOFR90A plus 1.36%)
6.55% 07/25/23
4
3,155,581 3,152,572
SLM Student Loan Trust,
Series 2008-6, Class B
(SOFR90A plus 2.11%)
7.30% 07/26/83
4
710,000 732,431
SLM Student Loan Trust,
Series 2008-7, Class B
(SOFR90A plus 2.11%)
7.30% 07/26/83
4
820,000 847,300
SLM Student Loan Trust,
Series 2012-1, Class A3
(SOFR30A plus 1.06%)
5.63% 09/25/28
4
404,065 398,446
SLM Student Loan Trust,
Series 2012-2, Class A
(SOFR30A plus 0.81%)
5.38% 01/25/29
4
639,679 624,096
SLM Student Loan Trust,
Series 2012-7, Class B
(SOFR30A plus 1.91%)
6.48% 09/25/43
4
2,200,000 2,144,453
SLM Student Loan Trust,
Series 2014-1, Class A3
(SOFR30A plus 0.71%)
5.28% 02/26/29
4
553,367 537,567
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61% 01/16/46
1
$ 1,201,337 $ 1,226,270
Structured Receivables Finance LLC,
Series 2010-B, Class B
7.97% 08/15/36
1
918,723 939,594
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,4
150,000 138,936
TCI-Flatiron CLO Ltd.,
Series 2017-1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.82%)
6.31% 11/18/30
1,4,5
5,090,000 5,105,728
Textainer Marine Containers VII Ltd.,
Series 2020-3A, Class A
(Bermuda)
2.11% 09/20/45
1,5
5,335,275 4,959,306
TIAA CLO IV Ltd.
Series 2018-1A, Class A2R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.75%)
6.37% 01/20/32
1,4,5
8,000,000 8,008,456
TIF Funding II LLC,
Series 2020-1A, Class A
2.09% 08/20/45
1
2,389,750 2,212,161
TIF Funding II, LLC,
Series 2021-1A, Class B
2.54% 02/20/46
1
2,713,156 2,406,650
Triton Container Finance VIII, LLC,
Series 2021-1A, Class B
2.58% 03/20/46
1
2,088,031 1,863,794
Vantage Data Centers Jersey Borrower Spv Ltd.,
Series 2024-1A, Class A2
(United Kingdom)
6.17% 05/28/39
1,5
3,000,000 3,805,903
Total Asset-Backed Securities
(Cost $356,146,025) 318,245,586
BANK LOANS — 3 .56% *
Automotive — 0 .01%
First Brands Group LLC,
Term Loan B, 1st Lien
(SOFR plus 5.26%)
9.85% 03/30/27
4
250,233 235,637
Communications — 0 .27%
CCI Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.33% 12/17/27
4
1,454,660 1,457,904
CSC Holdings LLC,
Term Loan B5, 1st Lien
(SOFR plus 2.50%)
7.17% 04/15/27
4
894,452 827,368

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 4
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
NEP Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.36%)
7.72% 08/19/26
4,7
$ 1,356,818 $ 1,243,523
Numericable U.S. LLC,
Term Loan B14, 1st Lien
(SOFR plus 5.50%)
10.16% 08/15/28
4
606,597 488,766
Research Now LLC,
Term Loan
(SOFR plus 5.50%)
9.79% 04/22/25
4
213,086 214,329
Virgin Media Bristol LLC,
Term Loan N, 1st Lien
(SOFR plus 2.61%)
7.01% 01/31/28
4
1,335,159 1,328,063
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
7.47% 03/09/27
4
563,487 528,996
(SOFR plus 4.25%)
8.61% 03/09/27
4
1,029,154 969,273
7,058,222
Consumer Discretionary — 0 .12%
ADMI Corp.,
Term Loan B2, 1st Lien
(SOFR plus 3.49%)
7.85% 12/23/27
4
555,715 545,642
AI Aqua Merger Sub, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.34% 07/31/28
4
416,503 417,373
(SOFR plus 3.50%)
8.05% 07/31/28
4
379,084 379,876
BrewCo Borrower LLC,
Term Loan, 1st Lien
(SOFR plus 6.25%)
10.91% 04/05/28
2,4
247,576 188,158
City Brewing Co. LLC,
Term Loan, 1st Lien
(SOFR plus 3.76%)
8.42% 04/05/28
4
594,720 423,738
(SOFR plus 5.26%)
9.92% 04/05/28
4,8
937,745 368,848
Hanesbrands, Inc.,
Term Loan A, 1st Lien
(SOFR plus 1.85%)
6.21% 11/19/26
4
302,794 302,983
Hilton Worldwide Finance LLC,
Term Loan B4, 1st Lien
(SOFR plus 1.75%)
6.09% 11/08/30
4
92,264 92,841
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Discretionary (continued)
Naked Juice, LLC,
Term Loan, 2nd Lien
(SOFR plus 6.10%)
10.43% 01/24/30
4
$ 1,110,195 $ 392,731
3,112,190
Diversified REITs — 0 .02%
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(SOFR plus 1.75%)
6.11% 01/25/31
4
549,121 549,714
Electric — 0 .18%
Alpha Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.11% 09/30/31
4
981,233 989,328
Calpine Corp.,
Term Loan B10, 1st Lien
(SOFR plus 1.00%)
6.05% 01/31/31
4
288,953 288,444
Cornerstone Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.55% 10/28/31
4
329,147 332,438
Edgewater Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.61% 08/01/30
4
312,468 317,268
EFS Cogen Holdings I LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.81% 10/03/31
4
638,108 642,096
Hunterstown Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.83% 10/29/31
4
383,426 386,494
Lackawanna Energy Center LLC,
Term Loan B2, 1st Lien
(SOFR plus 4.25%)
8.71% 08/06/29
4
153,936 155,379
Term Loan C, 1st Lien
(SOFR plus 4.25%)
8.71% 08/06/29
4
33,724 34,040
Potomac Energy Center LLC,
Term Loan, 1st Lien
(SOFR plus 6.00%)
10.96% 11/12/26
4
415,969 419,609
South Field Energy LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.22% 08/29/31
4
493,118 497,433
Term Loan C, 1st Lien
(SOFR plus 3.75%)
8.22% 08/29/31
4
30,740 31,009

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
5 / December 2024
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Electric (continued)
Talen Energy Supply LLC,
Term Loan C, 1st Lien
(SOFR plus 3.50%)
8.02% 05/17/30
4
$ 158,233 $ 159,145
Vistra Operations Co. LLC,
Term Loan B, 1st Lien
(SOFR plus 1.75%)
6.11% 12/20/30
4
528,879 530,683
4,783,366
Entertainment — 0 .06%
Showtime Acquisition LLC,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.24% 08/13/31
4
1,019,668 1,025,404
William Morris Endeavor Entertainment LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.86%)
7.22% 05/18/25
4
580,146 582,249
1,607,653
Finance — 0 .22%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B6, 1st Lien
(SOFR plus 1.75%)
6.12% 06/21/30
4
2,014,575 2,015,865
Cpv Fairview LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.86% 08/14/31
4
188,372 190,962
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.08% 04/09/27
4
1,125,265 1,103,114
GIH Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
6.84% 11/26/31
4
369,936 371,785
Jane Street Group LLC,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
6.40% 12/10/31
4
835,726 834,017
Jefferies Finance LLC,
Term Loan, 1st Lien
(SOFR plus 3.00%)
7.36% 10/21/31
4
300,264 301,860
Telenet Financing USD LLC,
Term Loan AR, 1st Lien
(SOFR plus 2.11%)
6.51% 04/30/28
4
472,296 460,574
WEC U.S. Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.09% 01/27/31
4
525,252 526,319
5,804,496
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Food — 0 .09%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.22% 10/01/25
4
$ 892,245 $ 875,738
Dessert Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.11%)
8.58% 06/09/28
4
354,043 341,563
United Natural Foods, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.11% 04/25/31
4
1,007,782 1,026,174
2,243,475
Gaming — 0 .01%
Fertitta Entertainment LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.86% 01/27/29
4
235,454 236,620
Health Care — 0 .26%
ADMI Corp.,
Term Loan B1, 1st Lien
(SOFR plus 5.75%)
10.11% 12/23/27
4
283,351 285,122
Bausch + Lomb Corp.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.35%)
7.69% 05/10/27
4,5
306,805 308,353
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.15%)
6.74% 11/15/27
4
865,473 863,366
Modivcare, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.08% 07/01/31
4
2,616,732 2,485,896
Napa Management Services Corp.,
Term Loan B, 1st Lien
(SOFR plus 5.25%)
9.71% 02/23/29
4
986,503 922,385
NSM Top Holdings Corp.,
Term Loan, 1st Lien
(SOFR plus 5.35%)
9.68% 05/14/29
4
321,648 325,668
Pathway Vet Alliance LLC,
Term Loan B, 1st Lien
(SOFR plus 4.01%)
8.34% 03/31/27
4
1,102,432 899,998
Star Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.33% 09/27/30
4
406,616 397,925

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 6
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
U.S. Renal Care, Inc.,
Term Loan, 1st Lien
(SOFR plus 5.11%)
9.47% 06/20/28
4
$ 205,650 $ 193,150
6,681,863
Health Care REITs — 0 .24%
Aveanna Healthcare LLC,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
8.36% 07/17/28
4
2,903,087 2,883,680
Healthpeak Properties, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 0.94%)
5.30% 02/22/27
4
824,832 811,429
5.30% 08/20/27
4
824,832 810,397
Term Loan, 1st Lien
(SOFR plus 0.95%)
5.78% 03/01/29
4
1,664,689 1,633,476
6,138,982
Industrials — 0 .66%
Alliance Laundry Systems LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.84% 08/19/31
4
340,662 343,370
Artera Services LLC,
Term Loan, 1st Lien
(SOFR plus 4.50%)
8.83% 02/15/31
4
681,676 676,894
ASP Blade Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
8.59% 10/13/28
4
510,119 301,883
Balcan Innovations, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 4.75%)
9.38% 10/10/31
4,5
539,055 541,750
Berry Global, Inc.,
Term Loan AA, 1st Lien
(SOFR plus 1.86%)
6.34% 07/01/29
4
1,644,044 1,649,502
Coherent Corp.,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
6.86% 07/02/29
4
236,215 237,199
Convergint Technologies,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.22% 03/31/28
4,9
595,679 602,753
DTI Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.11% 04/26/29
4
239,469 241,714
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Michaels Cos., Inc. (The),
Term Loan, 1st Lien
(SOFR plus 4.51%)
8.84% 04/15/28
4
$ 3,377,500 $ 2,734,796
Plaze, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.22% 08/03/26
4
4,286,312 3,927,933
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 3.61%)
7.97% 08/03/26
4,5
1,663,317 1,524,247
ProAmpac PG Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.52% - 8.66% 09/15/28
4
1,336,014 1,341,860
TCP Sunbelt Acquisition Co.,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.99% 10/24/31
4
285,000 286,603
Technimark Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.55% 04/29/31
4
1,060,256 1,059,927
Transdigm, Inc.,
Term Loan I, 1st Lien
(SOFR plus 2.75%)
7.08% 08/24/28
4
829,784 833,373
Verde Purchaser LLC,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
8.83% 11/30/30
4
785,083 788,518
WEC U.S. Holdings Ltd.,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
6.59% 01/27/31
4
101,423 101,629
17,193,951
Information Technology — 0 .65%
Arches Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
7.71% 12/06/27
4
580,696 568,397
Barracuda Parent  LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
8.94% 08/15/29
4
979,483 908,656
BMC Software (Boxer/Bladelogic),
Term Loan, 2nd Lien
(SOFR plus 5.75%)
10.34% 07/03/32
4
1,264,027 1,247,177
Cast & Crew Payroll LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.11% 12/29/28
4
311,044 302,224

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
7 / December 2024
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Delivery Hero SE,
Term Loan B, 1st Lien
(SOFR plus 5.00%)
9.52% 12/12/29
4
$ 774,598 $ 780,086
EagleView Technology Co.,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
8.09% 08/14/25
4
5,011,735 4,762,702
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.43% 10/01/27
4
2,175,038 2,112,201
MH Sub I LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.61% 12/11/31
4
1,068,372 1,060,691
Term Loan B3, 1st Lien
(SOFR plus 4.25%)
8.82% 05/03/28
4
280,118 280,580
Nielsen Consumer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.11% 03/06/28
4
314,812 317,960
Renaissance Holding Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.36% 04/05/30
4
778,390 777,472
Research Now Group LLC,
Term Loan, 1st Lien
(SOFR plus 5.76%)
10.29% 10/16/28
4
364,712 341,349
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
8.71% 03/04/28
4
2,143,952 1,815,166
Xerox Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.33% - 8.36% 11/17/29
4
1,547,387 1,549,646
16,824,307
Insurance — 0 .25%
Acrisure LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.75%)
7.11% 02/15/27
4
1,783,473 1,789,465
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.36%)
6.72% 02/19/28
4
2,373,398 2,383,354
Asurion LLC,
Term Loan B10, 1st Lien
(SOFR plus 4.10%)
8.46% 08/19/28
4
977,500 976,176
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Insurance (continued)
Term Loan B4, 2nd Lien
(SOFR plus 5.36%)
9.72% 01/20/29
4
$ 300,000 $ 290,460
Term Loan B8, 1st Lien
(SOFR plus 3.36%)
7.72% 12/23/26
4
1,090,022 1,090,529
6,529,984
Materials — 0 .11%
Amer Rock Salt Co. LLC,
Delayed-Draw Term Loan
(SOFR plus 4.00%)
11.70% 06/12/28
4
381,851 387,260
Term Loan, 1st Lien
(SOFR plus 4.00%)
11.78% 06/12/28
4
358,791 363,873
Chemours Co. (The),
Term Loan B3, 1st Lien
(SOFR plus 3.00%)
7.36% 08/18/28
4
1,025,842 1,033,213
Schweitzer-Mauduit International, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.33% 04/20/28
4
1,134,910 1,132,072
2,916,418
Residential REITs — 0 .14%
Invitation Homes Operating Partnership LP,
Term Loan A, 1st Lien
(SOFR plus 0.95%)
5.43% 09/09/28
4
3,604,245 3,550,181
Retail — 0 .08%
1011778 BC Unlimited Liability Co.,
Term Loan B6, 1st Lien (Canada)
(SOFR plus 1.75%)
6.11% 09/20/30
4,5
1,004,869 1,001,312
KFC Holding Co.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
6.24% 03/15/28
4
454,645 456,268
Peer Holding III BV,
Term Loan B5, 1st Lien (Netherlands)
(SOFR plus 3.00%)
7.47% 07/01/31
4,5
538,828 542,532
2,000,112
Services — 0 .16%
Albion Financing 3 SARL,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 3.25%)
8.56% 08/16/29
4,5
136,633 138,227
Amspec Parent LLC,
Delayed-Draw Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.55% 12/12/31
4
38,570 38,860

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 8
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.55% 12/11/31
4
$ 251,432 $ 253,318
Belron Finance U.S. LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.27% 10/16/31
4
472,065 477,156
Boost Newco Borrower LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.50%)
6.83% 01/31/31
4
313,248 315,533
CCRR Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.03% 03/06/28
2,4
1,093,528 665,099
City Football Group Ltd.,
Term Loan B1, 1st Lien (United Kingdom)
(SOFR plus 3.11%)
7.47% 07/21/30
4,5
484,425 484,224
Element Materials Technology Group U.S. Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.87% 06/25/29
4
278,077 280,250
Kelso Industries LLC,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 5.75%)
10.09% 12/31/29
4
183,333 181,958
Term Loan, 1st Lien
(SOFR plus 5.75%)
10.09% 12/31/29
4
476,667 473,092
Ryan LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
7.86% 11/14/30
4
396,726 398,339
Sabre GLBL, Inc.,
Term Loan B2, 1st Lien
(SOFR plus 5.10%)
9.46% 06/30/28
4
294,105 288,039
TruGreen LP,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.46% 11/02/27
4
302,200 295,023
4,289,118
Transportation — 0 .03%
Third Coast Infrastructure LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.61% 09/25/30
4
667,940 668,778
Total Bank Loans
(Cost $95,186,842) 92,425,067
Issues
Maturity
Date
Principal
Amount Value
CORPORATES — 16 .47% *
Banking — 3 .29%
Bank of America Corp.
(MTN)
1.32% 06/19/26
6
$ 4,222,000 $ 4,153,678
1.92% 10/24/31
6
7,570,000 6,326,632
2.09% 06/14/29
6
7,044,000 6,391,608
(CME Term SOFR 3-Month plus 0.91%)
5.41% 12/01/26
4
4,400,000 4,419,221
Bank of America Corp.,
Series N
1.66% 03/11/27
6
8,934,000 8,610,573
Bank of America Corp.,
Series RR, NVS
4.38%
6,10
2,340,000 2,259,530
HSBC Holdings PLC
(United Kingdom)
2.10% 06/04/26
5,6
2,480,000 2,450,459
4.76% 06/09/28
5,6
960,000 953,689
JPMorgan Chase & Co.
1.58% 04/22/27
6
10,250,000 9,843,759
2.07% 06/01/29
6
4,005,000 3,640,694
2.08% 04/22/26
6
3,505,000 3,475,310
JPMorgan Chase & Co.,
NVS
1.05% 11/19/26
6
805,000 779,299
PNC Financial Services Group, Inc. (The)
6.88% 10/20/34
6
1,585,000 1,731,284
Santander UK Group Holdings PLC
(United Kingdom)
1.67% 06/14/27
5,6
1,630,000 1,551,357
U.S. Bancorp
4.84% 02/01/34
6
2,020,000 1,933,935
5.68% 01/23/35
6
100,000 100,983
U.S. Bancorp,
NVS
3.70%
6,10
1,980,000 1,877,204
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
6
4,550,000 4,536,157
2.57% 02/11/31
6
1,406,000 1,241,440
5.57% 07/25/29
6
18,960,000 19,254,705
85,531,517
Communications — 1 .45%
Altice France SA
(France)
8.13% 02/01/27
1,5
825,000 670,480
C&W Senior Finance Ltd.
(Cayman Islands)
6.88% 09/15/27
1,5
200,000 198,068
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.80% 03/01/50 4,765,000 3,589,944
5.38% 05/01/47 3,050,000 2,499,283
5.75% 04/01/48 2,347,000 2,014,504
6.65% 02/01/34 800,000 824,236

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
9 / December 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Consolidated Communications, Inc.
6.50% 10/01/28
1
$ 1,100,000 $ 1,060,779
CSC Holdings LLC
4.63% 12/01/30
1
500,000 261,959
5.38% 02/01/28
1
290,000 250,471
6.50% 02/01/29
1
3,093,000 2,604,779
7.50% 04/01/28
1
537,000 368,938
11.25% 05/15/28
1
1,185,000 1,169,312
11.75% 01/31/29
1
726,000 718,046
EchoStar Corp.
10.75% 11/30/29 1,235,000 1,329,291
Frontier Communications Holdings LLC
5.00% 05/01/28
1
2,600,000 2,553,183
5.88% 10/15/27
1
385,000 384,041
8.63% 03/15/31
1
854,000 908,978
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38% 10/07/30
5
4,505,000 4,387,971
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
1
7,494,000 5,482,066
Sirius XM Radio LLC
3.88% 09/01/31
1
1,000,000 838,302
Time Warner Cable LLC
4.50% 09/15/42 775,000 579,653
5.50% 09/01/41 4,443,000 3,780,529
5.88% 11/15/40 1,180,000 1,056,458
37,531,271
Consumer Discretionary — 0 .91%
Anheuser-Busch InBev SA
(EMTN)
(Belgium)
3.95% 03/22/44
5
2,395,000 2,528,071
Bacardi Ltd.
(Bermuda)
5.15% 05/15/38
1,5
1,500,000 1,380,142
Becle, SAB de CV
(Mexico)
2.50% 10/14/31
1,5
4,450,000 3,563,387
Pernod Ricard SA
(EMTN)
(France)
3.63% 05/07/34
5
1,200,000 1,250,998
Spectrum Brands, Inc.
3.88% 03/15/31
1
1,179,000 1,016,452
WarnerMedia Holdings, Inc.
4.28% 03/15/32 1,932,000 1,703,405
5.05% 03/15/42 6,713,000 5,391,222
5.14% 03/15/52 8,922,000 6,651,280
23,484,957
Diversified REITs — 0 .57%
American Assets Trust LP
3.38% 02/01/31 4,005,000 3,493,263
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Diversified REITs (continued)
American Tower Corp.
2.70% 04/15/31 $ 30,000 $ 25,924
Digital Dutch Finco BV
(Netherlands)
1.00% 01/15/32
5
1,930,000 1,688,396
GLP Capital LP/GLP Financing II, Inc.
5.75% 06/01/28 6,241,000 6,299,785
VICI Properties LP/VICI Note Co., Inc.
3.88% 02/15/29
1
865,000 815,792
4.13% 08/15/30
1
113,000 105,082
4.63% 06/15/25
1
250,000 249,254
Vonovia SE
(Georgia)
1.00% 06/16/33
5
300,000 250,183
Vonovia SE
(EMTN)
(Georgia)
0.75% 09/01/32
5
1,100,000 921,343
Vonovia SE,
(EMTN)
(Georgia)
5.00% 11/23/30
5
100,000 112,276
WP Carey, Inc.
4.25% 07/23/32 650,000 701,400
14,662,698
Electric — 1 .15%
Alliant Energy Finance, LLC
3.60% 03/01/32
1
8,130,000 7,229,551
Alpha Generation LLC
6.75% 10/15/32
1
620,000 613,502
Amprion GmbH
(EMTN)
(Georgia)
4.00% 05/21/44
5
700,000 733,000
Comision Federal de Electricidad,
Series REGS
(Mexico)
3.35% 02/09/31
5
650,000 539,989
Duke Energy Corp.
3.75% 04/01/31 3,850,000 4,054,783
3.85% 06/15/34 3,840,000 3,984,867
E.ON SE
(Georgia)
3.50% 10/26/37
5
500,000 514,788
Elia Group SA
(Belgium)
3.88% 06/11/31
5
600,000 628,598
Elia Transmission Belgium SA
(Belgium)
3.75% 01/16/36
5
600,000 631,784
Eurogrid GmbH
(EMTN)
(Georgia)
1.11% 05/15/32
5
1,200,000 1,066,720

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 10
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
FirstEnergy Transmission LLC
2.87% 09/15/28
1
$ 3,153,000 $ 2,924,055
MVM Energetika Zrt
(Hungary)
6.50% 03/13/31
5
1,053,000 1,061,248
National Grid Electricity Transmission PLC
(EMTN)
(United Kingdom)
0.82% 07/07/32
5
1,970,000 1,711,947
Southwestern Electric Power Co.,
Series M
4.10% 09/15/28 2,190,000 2,126,662
TenneT Holding BV
(EMTN)
(Netherlands)
2.75% 05/17/42
5
830,000 761,310
4.75% 10/28/42
5
1,155,000 1,341,034
29,923,838
Energy — 1 .02%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88% 08/20/26 95,000 91,895
9.38% 06/01/28
1
715,000 689,238
Ecopetrol SA
(Colombia)
8.88% 01/13/33
5
780,000 794,302
Energy Transfer LP,
Series B, NVS
6.63%
6,10
2,751,000 2,710,220
Energy Transfer Operating LP
5.30% 04/15/47 1,000,000 885,397
Galaxy Pipeline Assets Bidco Ltd.
(United Kingdom)
2.16% 03/31/34
1,5
1,355,008 1,163,434
KazMunayGas National Co. JSC,
Series REGS
(Kazakhstan)
3.50% 04/14/33
5
1,586,000 1,314,231
KazMunayGas National Co. JSC,
Series REGS (EMTN)
(Kazakhstan)
5.38% 04/24/30
5
2,424,000 2,359,250
National Gas Transmission PLC,
(EMTN)
(United Kingdom)
4.25% 04/05/30
5
2,075,000 2,234,607
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.38% 02/15/32
1
1,080,000 1,088,913
Pertamina Persero PT
(Indonesia)
3.10% 08/27/30
1,5
4,079,000 3,649,183
Petroleos Mexicanos
(Mexico)
6.35% 02/12/48
5
652,000 428,140
6.75% 09/21/47
5
658,000 452,714
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
QazaqGaz NC JSC,
Series REGS
(Kazakhstan)
4.38% 09/26/27
5
$ 650,000 $ 621,231
Southern Co. Gas Capital Corp.
3.88% 11/15/25 2,410,000 2,389,755
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 1,776,000 1,766,188
USA Compression Partners LP/USA Compression Finance
Corp.
7.13% 03/15/29
1
1,290,000 1,313,238
Venture Global LNG, Inc.
7.00% 01/15/30
1
1,802,000 1,831,007
9.88% 02/01/32
1
657,000 722,439
26,505,382
Finance — 2 .21%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.00% 10/29/28
5
10,100,000 9,358,063
American Express Co.,
NVS
3.55%
6,10
2,350,000 2,250,181
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,5
5,278,000 4,895,971
2.88% 02/15/25
1,5
3,555,000 3,544,406
CBRE Global Investors Open-Ended Funds SCA SICAV-
SIF-Pan European Core Fund
(EMTN)
(Luxembourg)
4.75% 03/27/34
5
1,155,000 1,270,983
Charles Schwab Corp. (The)
Series K, NVS
5.00%
6,10
2,020,000 1,965,892
Citigroup, Inc.
2.98% 11/05/30
6
2,380,000 2,149,139
3.98% 03/20/30
6
3,600,000 3,435,895
GGAM Finance Ltd.
(Cayman Islands)
8.00% 06/15/28
1,5
1,582,000 1,661,912
Goldman Sachs Group, Inc. (The)
1.95% 10/21/27
6
4,295,000 4,076,082
Goldman Sachs Group, Inc. (The),
Series VAR
1.09% 12/09/26
6
16,885,000 16,299,822
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00% 06/15/30 1,698,000 1,633,877
9.75% 01/15/29 2,465,000 2,474,014
10.00% 11/15/29
1
235,000 235,775
Morgan Stanley
(GMTN)
3.77% 01/24/29
6
2,160,000 2,084,045
57,336,057

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
11 / December 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Food — 0 .65%
ELO SACA
(EMTN)
(France)
6.00% 03/22/29
5
$ 3,500,000 $ 3,092,539
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50% 06/01/26
1,11,12
3,012,000 94,055
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co.
Sarl
(Luxembourg)
3.00% 05/15/32
5
2,940,000 2,454,235
3.75% 12/01/31
5
781,000 695,180
6.50% 12/01/52
5
1,555,000 1,575,635
6.75% 03/15/34
5
2,419,000 2,567,152
Mondelez International, Inc.
0.75% 03/17/33 1,315,000 1,110,716
2.38% 03/06/35 195,000 180,706
Pilgrim's Pride Corp.
3.50% 03/01/32 382,000 329,717
4.25% 04/15/31 1,035,000 952,515
Smithfield Foods, Inc.
2.63% 09/13/31
1
4,690,000 3,860,493
16,912,943
Gaming — 0 .02%
Flutter Treasury DAC,
(Ireland)
5.00% 04/29/29
1,5
500,000 539,786
Health Care — 1 .47%
1375209 BC Ltd.
(Canada)
9.00% 01/30/28
1,5
3,981,000 3,976,597
Bausch + Lomb Corp.
(Canada)
8.38% 10/01/28
1,5
485,000 507,502
Bayer U.S. Finance II LLC
4.38% 12/15/28
1
3,059,000 2,939,198
4.63% 06/25/38
1
2,775,000 2,319,088
4.88% 06/25/48
1
1,915,000 1,497,195
5.50% 08/15/25
1
2,000,000 2,002,071
Bayer U.S. Finance LLC
6.88% 11/21/53
1
3,643,000 3,679,902
CVS Health Corp.
4.78% 03/25/38 525,000 454,171
5.05% 03/25/48 2,025,000 1,673,132
5.30% 06/01/33 1,411,000 1,353,868
6.75% 12/10/54
6
2,300,000 2,260,987
Elevance Health, Inc.
5.20% 02/15/35 1,195,000 1,168,237
Grifols SA,
Series REGS
(Spain)
3.88% 10/15/28
5
2,940,000 2,755,146
7.50% 05/01/30
5
300,000 325,908
HAH Group Holding Co. LLC
9.75% 10/01/31
1
1,340,000 1,343,094
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Kedrion SpA
(Italy)
6.50% 09/01/29
1,5
$ 1,135,000 $ 1,068,860
Lonza Finance International NV
(EMTN)
(Belgium)
3.88% 04/24/36
5
600,000 637,793
Medtronic Global Holdings SCA
(Luxembourg)
3.38% 10/15/34
5
1,450,000 1,508,128
ModivCare, Inc.
5.00% 10/01/29
1
5,252,000 3,109,296
Prime Healthcare Services, Inc.
9.38% 09/01/29
1
505,000 492,159
Sotera Health Holdings LLC
7.38% 06/01/31
1
1,255,000 1,271,809
Universal Health Services, Inc.
1.65% 09/01/26 1,500,000 1,420,391
2.65% 01/15/32 590,000 484,716
38,249,248
Health Care REITs — 0 .17%
Healthcare Realty Holdings LP
3.50% 08/01/26 2,257,000 2,206,842
3.63% 01/15/28 625,000 594,869
3.88% 05/01/25 1,695,000 1,685,111
4,486,822
Industrial REITs — 0 .09%
LXP Industrial Trust
2.70% 09/15/30 2,000,000 1,730,797
Prologis Euro Finance LLC
4.63% 05/23/33 610,000 682,023
2,412,820
Industrials — 0 .90%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
4.13% 08/15/26
1,5
867,000 755,598
5.25% 08/15/27
1,5
4,441,000 2,538,837
Artera Services LLC
8.50% 02/15/31
1
825,000 802,507
Berry Global, Inc.
1.65% 01/15/27 105,000 98,353
4.88% 07/15/26
1
556,000 554,693
5.65% 01/15/34
1
2,300,000 2,312,025
Boeing Co. (The)
5.81% 05/01/50 2,690,000 2,500,539
6.53% 05/01/34 285,000 298,814
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.74%)
5.27% 08/15/36
4
10,370,000 9,784,423
OT Merger Corp.
7.88% 10/15/29
1
5,555,000 2,454,385

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 12
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
TK Elevator U.S. Newco, Inc.
5.25% 07/15/27
1
$ 1,345,000 $ 1,318,333
23,418,507
Information Technology — 0 .46%
Helios Software Holdings, Inc./ION Corporate Solutions
Finance SARL
8.75% 05/01/29
1
1,159,000 1,188,555
Open Text Corp.
(Canada)
6.90% 12/01/27
1,5
5,545,000 5,728,892
Uber Technologies, Inc.
4.30% 01/15/30 5,300,000 5,132,089
12,049,536
Insurance — 0 .35%
Athene Global Funding
2.72% 01/07/29
1
1,535,000 1,392,958
3.21% 03/08/27
1
2,225,000 2,129,150
Farmers Exchange Capital
7.20% 07/15/48
1
150,000 154,636
Farmers Exchange Capital II
6.15% 11/01/53
1,6
2,500,000 2,405,201
Farmers Insurance Exchange
4.75% 11/01/57
1,6
3,800,000 3,080,776
9,162,721
Materials — 0 .54%
Corp. Nacional del Cobre de Chile,
Series REGS
(Chile)
5.13% 02/02/33
5
3,232,000 3,070,090
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia
Persero PT,
Series REGS
(Indonesia)
5.45% 05/15/30
5
3,600,000 3,585,442
International Flavors & Fragrances, Inc.
2.30% 11/01/30
1
7,835,000 6,657,671
3.27% 11/15/40
1
130,000 92,788
3.47% 12/01/50
1
605,000 397,597
4.38% 06/01/47 150,000 117,491
13,921,079
Office REITs — 0 .15%
Hudson Pacific Properties LP
3.25% 01/15/30 1,780,000 1,213,524
3.95% 11/01/27 2,992,000 2,600,455
4.65% 04/01/29 85,000 64,075
5.95% 02/15/28 55,000 47,009
3,925,063
Residential REITs — 0 .12%
American Homes 4 Rent LP
4.30% 04/15/52 3,234,000 2,527,323
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Residential REITs (continued)
Invitation Homes Operating Partnership LP
5.50% 08/15/33 $ 525,000 $ 522,413
3,049,736
Retail — 0 .31%
Ferrellgas LP/Ferrellgas Finance Corp.
5.38% 04/01/26
1
1,200,000 1,184,228
5.88% 04/01/29
1
3,499,000 3,203,365
Michaels Cos., Inc. (The)
5.25% 05/01/28
1
814,000 615,561
7.88% 05/01/29
1
2,500,000 1,521,186
Papa John's International, Inc.
3.88% 09/15/29
1
1,565,000 1,404,040
7,928,380
Services — 0 .18%
Raven Acquisition Holdings LLC
6.88% 11/15/31
1
1,794,000 1,779,012
Worldline SA
(France)
0.00% 07/30/26
5,13
28,200 2,810,721
4,589,733
Specialized REITs — 0 .34%
Add Hero Holdings Ltd.,
Series IAI
(United Kingdom)
8.50% 09/30/29
2,3,5,14
447,286 39,935
9.00% 09/30/30
2,3,5,15
345,719 12,378
9.80% 09/30/31
2,3,5,16
452,881 14,055
Annington Funding PLC
(EMTN)
(United Kingdom)
2.31% 10/06/32
5
1,855,000 1,980,056
2.92% 10/06/51
5
925,000 784,934
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.00% 05/04/28
5
1,120,000 1,068,018
1.75% 03/12/29
5
225,000 216,763
China Aoyuan Group Ltd.,
Series IAI
(Cayman Islands)
0.00% 09/30/28
2,3,5,13
58,465 949
5.50% 09/30/31
2,3,5,8
253,283 4,811
China Aoyuan Group Ltd.,
Series IAI (STEP-reset date 03/30/25)
(Cayman Islands)
0.00%
3,5,10
654,162 6,338
China SCE Group Holdings Ltd.
(Cayman Islands)
7.00% 05/02/25
2,3,5,11,12
1,070,000 59,761
Extra Space Storage LP
2.35% 03/15/32 1,370,000 1,120,462

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
13 / December 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Specialized REITs (continued)
LEG Immobilien SE
(EMTN)
(Georgia)
0.88% 03/30/33
5
$ 400,000 $ 332,016
1.50% 01/17/34
5
100,000 86,907
Realty Income Corp.
4.88% 07/06/30 710,000 789,929
5.13% 07/06/34 1,505,000 1,719,667
Sunac China Holdings Ltd.
(Cayman Islands)
1.00% 09/30/32
1,2,3,5,8
356,601 40,861
6.00% 09/30/25
1,2,3,5,17
303,010 43,483
6.25% 09/30/26
1,2,3,5,18
303,747 42,971
6.50% 09/30/27
1,2,3,5,19
608,969 81,604
6.75% 09/30/28
1,2,3,5,20
915,666 117,218
7.00% 09/30/29
1,2,3,5,21
917,882 109,313
7.25% 09/30/30
1,2,3,5,22
432,210 49,824
Times China Holdings Ltd.
(Cayman Islands)
6.75% 07/08/25
2,3,5,11,12
1,040,000 42,148
Zhenro Properties Group Ltd.
(Cayman Islands)
6.63% 01/07/26
2,3,5,11,12
1,810,000 20,924
8,785,325
Transportation — 0 .06%
American Airlines Pass-Through Trust,
Series 2015-2, Class AA
3.60% 09/22/27 1,693,980 1,630,564
Water — 0 .06%
Holding d'Infrastructures des Metiers de l'Environnement
(France)
4.88% 10/24/29
5
350,000 373,207
Suez SACA
(EMTN)
(France)
2.88% 05/24/34
5
1,300,000 1,267,999
1,641,206
Total Corporates
(Cost $454,116,534) 427,679,189
FOREIGN GOVERNMENT OBLIGATIONS — 1 .55%
Foreign Government Obligations — 1 .55%
Brazilian Government International Bond
(Brazil)
6.00% 10/20/33
5
1,230,000 1,150,542
6.13% 01/22/32
5
1,500,000 1,436,556
6.13% 03/15/34
5
1,310,000 1,223,707
Colombia Government International Bond
(Colombia)
3.00% 01/30/30
5
1,598,000 1,333,622
3.13% 04/15/31
5
2,027,000 1,614,603
8.00% 04/20/33
5
200,000 204,872
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Costa Rica Government International Bond,
Series REGS
(Costa Rica)
6.55% 04/03/34
5
$ 2,150,000 $ 2,190,847
Finance Department Government of Sharjah
(United Arab Emirates)
6.50% 11/23/32
1,5
1,629,000 1,684,065
Guatemala Government Bond,
Series REGS
(Guatemala)
5.25% 08/10/29
5
3,050,000 2,933,419
6.60% 06/13/36
5
1,300,000 1,287,101
Hungary Government International Bond
(Hungary)
2.13% 09/22/31
1,5
3,147,000 2,500,782
Mexico Government International Bond
(Mexico)
2.66% 05/24/31
5
2,472,000 2,008,252
4.88% 05/19/33
5
2,259,000 2,025,372
6.35% 02/09/35
5
3,850,000 3,766,750
Panama Government International Bond
(Panama)
2.25% 09/29/32
5
700,000 490,725
3.16% 01/23/30
5
3,006,000 2,515,607
6.40% 02/14/35
5
460,000 417,834
Paraguay Government International Bond,
Series REGS
(Papua New Guinea)
4.95% 04/28/31
5
2,185,000 2,094,862
Peruvian Government International Bond
(Peru)
3.00% 01/15/34
5
2,000,000 1,611,712
Republic of South Africa Government International Bond
(South Africa)
4.30% 10/12/28
5
827,000 774,231
4.85% 09/30/29
5
1,283,000 1,195,852
5.88% 06/22/30
5
875,000 838,419
5.88% 04/20/32
5
1,064,000 1,000,265
Romanian Government International Bond
(Romania)
6.63% 02/17/28
1,5
450,000 456,862
Romanian Government International Bond,
Series REGS
(Romania)
3.00% 02/14/31
5
4,400,000 3,562,497
Total Foreign Government Obligations
(Cost $43,240,013) 40,319,356
MORTGAGE-BACKED — 60 .59% **
Non-Agency Commercial Mortgage-Backed — 9 .90%
1345 Avenue of the Americas & Park Avenue Plaza Trust,
Series 2005-1, Class A3
5.28% 08/10/35
1
7,801,704 7,735,325
245 Park Avenue Trust,
Series 2017-245P, Class A
3.51% 06/05/37
1
5,000,000 4,775,313

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 14
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class E
(CME Term SOFR 1-Month plus 2.42%)
6.90% 09/15/34
1,4
$ 2,744,000 $ 2,591,543
A10 Bridge Asset Financing,
Series 2021-D, Class A1FL
(SOFR30A plus 1.45%)
6.05% 10/01/38
1,4
1,055,288 1,033,470
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2015-200P, Class D
3.60% 04/14/33
1,6
3,407,500 3,361,060
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2015-200P, Class F
3.60% 04/14/33
1,6
4,000,000 3,913,222
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.09% 08/10/38
1,6
7,985,000 7,636,619
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2020-BHP3, Class A
(CME Term SOFR 1-Month plus 2.01%)
6.41% 03/15/37
1,4
5,000,000 4,993,637
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2020-BOC, Class X (IO)
0.47% 01/15/32
1,6
98,610,000 746,404
Blackstone Industrial Portfolio - Proj Foxtrot
2.23% 04/09/25
2,3,4
2,385,939 2,365,181
BX Commercial Mortgage Trust,
Series 2020-VIVA, Class D
3.55% 03/11/44
1,6
5,000,000 4,435,771
BX Commercial Mortgage Trust,
Series 2021-XL2, Class J
(CME Term SOFR 1-Month plus 4.00%)
8.40% 10/15/38
1,4
7,980,000 7,832,902
BX Trust,
Series 2019-OC11, Class A
3.20% 12/09/41
1
7,060,000 6,384,168
BX Trust,
Series 2021-LBA, Class EJV
(CME Term SOFR 1-Month plus 2.11%)
6.51% 02/15/36
1,4
1,500,000 1,489,124
BX Trust,
Series 2024-PAT, Class A
(CME Term SOFR 1-Month plus 2.09%)
6.49% 03/15/41
1,4
5,236,000 5,261,833
BXHPP Trust,
Series 2021-FILM, Class E
(CME Term SOFR 1-Month plus 2.11%)
6.51% 08/15/36
1,4
3,917,000 3,567,406
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class F
(CME Term SOFR 1-Month plus 2.85%)
7.25% 12/15/37
1,4
9,700,000 9,646,847
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class G
(CME Term SOFR 1-Month plus 3.55%)
7.95% 12/15/37
1,4
8,503,000 8,443,976
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
CD Mortgage Trust,
Series 2016-CD1, Class XA (IO)
1.34% 08/10/49
6
$ 56,641,576 $ 659,727
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
1.14% 10/15/45
6
8,525,699 101,815
Commercial Mortgage Trust,
Series 2013-CR8, Class F
4.00% 06/10/46
1,6
5,221,000 5,080,458
CRSNT Trust,
Series 2021-MOON, Class C
(CME Term SOFR 1-Month plus 1.66%)
6.06% 04/15/36
1,4
3,000,000 2,957,532
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class XA (IO)
1.54% 06/15/52
6
88,655,666 4,882,799
CSMC,
Series 2021-BPNY, Class A
(CME Term SOFR 1-Month plus 3.83%)
8.23% 08/15/26
1,4
12,253,472 11,013,722
DOLP Trust,
Series 2021-NYC, Class D
3.70% 05/10/41
1,6
4,740,000 3,726,746
DROP Mortgage Trust,
Series 2021-FILE, Class D
(CME Term SOFR 1-Month plus 2.86%)
7.26% 10/15/43
1,4
3,145,000 2,666,951
FREMF Mortgage Trust,
Series 2019-KF71, Class B
(SOFR30A plus 2.41%)
7.08% 10/25/29
1,4
684,292 638,119
FREMF Mortgage Trust,
Series 2020-KF75, Class B
(SOFR30A plus 2.36%)
7.03% 12/25/29
1,4
1,328,890 1,234,452
FREMF Mortgage Trust,
Series 2020-KF78, Class C
(SOFR30A plus 7.98%)
12.65% 03/25/30
1,4
3,883,094 3,852,117
FREMF Mortgage Trust,
Series 2020-KF88, Class C
(SOFR30A plus 9.11%)
13.78% 09/25/30
1,4
3,249,869 3,289,220
Grace Trust,
Series 2020-GRCE, Class A
2.35% 12/10/40
1
8,000,000 6,721,466
Grace Trust,
Series 2020-GRCE, Class D
2.68% 12/10/40
1,6
2,950,000 2,387,961
GS Mortgage Securities Corp. Trust,
Series 2020-UPTN, Class XA (IO)
0.35% 02/10/37
1,6
40,999,000 18,331
GS Mortgage Securities Corp. Trust,
Series 2023-FUN, Class B
(CME Term SOFR 1-Month plus 2.79%)
7.19% 03/15/28
1,4
5,160,000 5,204,756

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
15 / December 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
GSCG Trust,
Series 2019-600C, Class G
3.99% 09/06/34
1,6
$ 9,212,000 $ 96,726
Hilton USA Trust,
Series 2016-HHV, Class F
4.19% 11/05/38
1,6
7,840,000 7,469,177
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
2.94% 12/10/41
1,6
6,555,000 5,840,162
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class F
2.94% 12/10/41
1,6
6,891,000 5,388,691
ILPT Commercial Mortgage Trust,
Series 2022-LPFX, Class A
3.38% 03/15/32
1
11,770,000 10,189,383
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-NLP, Class H
(CME Term SOFR 1-Month plus 5.01%)
9.41% 04/15/37
1,4
5,320,724 4,181,759
Life Mortgage Trust,
Series 2021-BMR, Class G
(CME Term SOFR 1-Month plus 3.06%)
7.46% 03/15/38
1,4
5,724,843 5,563,584
MF1 Ltd.,
Series 2020-FL4, Class B
(CME Term SOFR 1-Month plus 2.86%)
7.25% 12/15/35
1,4
6,000,000 5,994,753
MF1 Ltd.,
Series 2020-FL4, Class D
(CME Term SOFR 1-Month plus 4.21%)
8.60% 12/15/35
1,4
4,481,000 4,457,428
MKT Mortgage Trust,
Series 2020-525M, Class C
2.94% 02/12/40
1,6
4,970,000 3,590,826
MKT Mortgage Trust,
Series 2020-525M, Class D
2.94% 02/12/40
1,6
7,500,000 5,226,716
MKT Mortgage Trust,
Series 2020-525M, Class XA (IO)
0.21% 02/12/40
1,6
147,585,000 1,418,484
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA (IO)
0.96% 04/15/48
6
58,649,546 586
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class XA (IO)
0.67% 05/15/48
6
96,447,242 130,811
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A
4.28% 07/11/40
1,6
2,500,000 2,261,992
Natixis Commercial Mortgage Securities Trust,
Series 2018-ALXA, Class E
4.32% 01/15/43
1,6
1,095,000 877,149
NRTH Mortgage Trust,
Series 2024-PARK, Class A
(CME Term SOFR 1-Month plus 1.64%)
6.04% 03/15/39
1,4
5,335,000 5,346,368
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
One New York Plaza Trust,
Series 2020-1NYP, Class AJ
(CME Term SOFR 1-Month plus 1.36%)
5.76% 01/15/36
1,4
$ 2,630,000 $ 2,476,602
PGA Trust,
Series 2024-RSR2, Class A
(CME Term SOFR 1-Month plus 1.89%)
6.29% 06/15/39
1,4
8,873,000 8,889,250
ROCK Trust,
Series 2024-CNTR, Class E
8.82% 11/13/41
1
2,500,000 2,593,690
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
1,6
1,840,000 1,580,273
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class C
4.39% 01/05/43
1,6
10,000,000 8,167,443
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class D
4.39% 01/05/43
1,6
13,330,000 9,848,284
SMRT,
Series 2022-MINI, Class F
(CME Term SOFR 1-Month plus 3.35%)
7.75% 01/15/39
1,4
6,570,000 6,242,802
STWD Trust,
Series 2021-FLWR, Class F
(CME Term SOFR 1-Month plus 2.79%)
7.18% 07/15/36
1,4
3,450,000 3,451,272
Wells Fargo Commercial Mortgage Trust,
Series 2016-C33, Class XA (IO)
1.56% 03/15/59
6
71,316,107 838,556
Westfield Galleria at Roseville
8.58% 03/29/25
2,3,4
4,300,000 4,364,930
WF-RBS Commercial Mortgage Trust,
Series 2013-C14, Class XA (IO)
0.35% 06/15/46
6
1,294,915 13
WF-RBS Commercial Mortgage Trust,
Series 2014-C23, Class XA (IO)
0.13% 10/15/57
6
9,102,738 91
257,137,774
Non-Agency Mortgage-Backed — 28 .27%
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-HE3, Class A2C
(CME Term SOFR 1-Month plus 0.41%)
4.75% 06/25/36
4
4,236,565 3,077,370
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-NC3, Class A2C
(CME Term SOFR 1-Month plus 0.43%)
4.77% 12/25/36
4
50,826,118 12,910,749
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP1, Class A1
(CME Term SOFR 1-Month plus 0.43%)
4.77% 03/25/37
4
26,981,147 11,460,609

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 16
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP1, Class A2D
(CME Term SOFR 1-Month plus 0.87%)
5.21% 03/25/37
4
$ 2,142,138 $ 859,802
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 5A1
4.62% 08/25/35
6
1,086,751 862,889
Adjustable Rate Mortgage Trust,
Series 2007-1, Class 1A1
5.72% 03/25/37
6
1,000,162 796,541
Alternative Loan Trust,
Series 2005-74T1, Class A1
6.00% 01/25/36 4,924,250 2,701,311
Alternative Loan Trust,
Series 2005-76, Class 1A1
(Federal Reserve US 12-Month Cumulative Average plus
1.48%)
6.31% 01/25/36
4
2,136,089 1,979,897
Alternative Loan Trust,
Series 2006-HY12, Class A5
4.47% 08/25/36
6
1,667,414 1,540,821
American Home Mortgage Investment Trust,
Series 2006-1, Class 11A1
(CME Term SOFR 1-Month plus 0.39%)
4.73% 03/25/46
4
7,261,719 6,401,960
American Home Mortgage Investment Trust,
Series 2006-1, Class 12A1
(CME Term SOFR 1-Month plus 0.51%)
4.85% 03/25/46
4
2,251,133 1,952,708
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2006-W3, Class A2C
(CME Term SOFR 1-Month plus 0.47%)
4.81% 04/25/36
4
37,219,463 10,858,773
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A1A
(CME Term SOFR 1-Month plus 1.36%)
5.70% 06/25/37
4
15,077,796 10,752,420
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2B
(CME Term SOFR 1-Month plus 1.11%)
5.45% 06/25/37
4
2,735,393 2,220,282
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE9, Class M1
(CME Term SOFR 1-Month plus 1.09%)
5.43% 12/25/34
4
964,285 881,364
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE5, Class A5
(CME Term SOFR 1-Month plus 0.59%)
2.81% 07/25/36
4
5,936,389 5,793,432
Banc of America Alternative Loan Trust,
Series 2003-8, Class 1CB1
5.50% 10/25/33 310,393 305,100
Banc of America Funding Trust,
Series 2006-D, Class 3A1
5.19% 05/20/36
6
547,375 485,762
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Funding Trust,
Series 2015-R3, Class 6A2
4.76% 05/27/36
1,6
$ 7,508,482 $ 7,259,471
Banc of America Mortgage Trust,
Series 2005-K, Class 2A1
5.44% 12/25/35
6
491,372 442,140
BCAP LLC Trust,
Series 2007-AA1, Class 2A1
(CME Term SOFR 1-Month plus 0.47%)
4.81% 03/25/37
4
2,172,848 1,908,065
Bear Stearns ALT-A Trust,
Series 2005-2, Class 2A4
4.14% 04/25/35
6
586,879 530,309
Bear Stearns ALT-A Trust,
Series 2005-8, Class 11A1
(CME Term SOFR 1-Month plus 0.65%)
4.99% 10/25/35
4
4,116,494 3,651,294
Bear Stearns ARM Trust,
Series 2005-9, Class A1
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.30%)
7.08% 10/25/35
4
719,419 676,154
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-AC6, Class 1A3
5.50% 09/25/35
6
222,964 208,166
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-AC2, Class 21A3
6.00% 03/25/36 6,530 6,531
Bear Stearns Mortgage Funding Trust,
Series 2007-AR4, Class 1A1
(CME Term SOFR 1-Month plus 0.51%)
4.85% 09/25/47
4
3,808,445 3,536,279
Bear Stearns Mortgage Funding Trust,
Series 2007-AR4, Class 2A1
(CME Term SOFR 1-Month plus 0.32%)
4.66% 06/25/37
4
3,034,980 2,850,911
Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A4
(CME Term SOFR 1-Month plus 0.35%)
4.69% 10/25/36
4
14,364,300 12,458,386
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class M1
(CME Term SOFR 1-Month plus 0.64%)
4.98% 02/25/36
4
145,108 144,484
Cascade MH Asset Trust,
Series 2022-MH1, Class A (STEP-reset date 01/25/25)
4.25% 08/25/54
1
6,114,061 5,859,780
CFMT LLC,
Series 2024-NR1, Class A1 (STEP-reset date 01/25/25)
6.41% 11/25/29
†,1
9,212,102 9,212,023
Chase Mortgage Finance Trust,
Series 2007-A1, Class 8A1
6.82% 02/25/37
6
302,917 291,725
CIM Trust,
Series 2019-R3, Class A
2.63% 06/25/58
1,6
4,800,661 4,365,464

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
17 / December 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CIM Trust,
Series 2020-R1, Class A1
2.85% 10/27/59
1,6
$ 8,776,677 $ 7,663,650
CIM Trust,
Series 2020-R3, Class A1A
4.00% 01/26/60
1,6
4,999,844 4,716,043
CIM Trust,
Series 2020-R6, Class A1A
2.25% 12/25/60
1,6
4,134,834 3,716,306
CIM Trust,
Series 2020-R7, Class A1A
2.25% 12/27/61
1,6
6,389,675 5,779,207
CIM Trust,
Series 2021-NR3, Class A1 (STEP-reset date 02/25/25)
5.57% 06/25/57
1
1,726,466 1,725,274
CIM Trust,
Series 2021-NR4, Class A1 (STEP-reset date 02/25/25)
5.82% 10/25/61
1
8,436,951 8,419,796
CIM Trust,
Series 2021-R3, Class A1B
1.95% 06/25/57
1,6
18,287,000 13,790,764
CIM Trust,
Series 2021-R4, Class A1A
2.00% 05/01/61
1,6
8,321,801 7,374,413
CIM Trust,
Series 2021-R4, Class A1B
2.00% 05/01/61
1,6
10,243,493 7,384,909
CIM Trust,
Series 2021-R5, Class A1A
2.00% 08/25/61
1,6
7,651,574 6,394,894
CIM Trust,
Series 2023-NR1, Class A1 (STEP-reset date 02/25/25)
6.00% 06/25/62
1
9,625,730 9,645,196
CIM Trust,
Series 2023-R1, Class A1A
5.40% 04/25/62
1,6
11,006,363 10,371,923
CIM Trust,
Series 2023-R3, Class A1B
4.50% 01/25/63
1,6
11,444,000 8,722,864
Citigroup Mortgage Loan Trust,
Series 2005-9, Class 1A1
(CME Term SOFR 1-Month plus 0.37%)
4.71% 11/25/35
4
35,713 30,099
Citigroup Mortgage Loan Trust,
Series 2006-HE3, Class A2C
(CME Term SOFR 1-Month plus 0.43%)
4.77% 12/25/36
4
5,883,051 3,937,037
Citigroup Mortgage Loan Trust,
Series 2006-HE3, Class A2D
(CME Term SOFR 1-Month plus 0.57%)
4.91% 12/25/36
4
6,287,230 4,208,496
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-3, Class 1A2
(CME Term SOFR 1-Month plus 0.69%)
5.03% 04/25/35
4
2,033,213 1,909,449
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 3A1
7.35% 11/25/33
6
$ 171,351 $ 164,625
Credit Suisse First Boston Mortgage-Backed Pass-Through
Certificates,
Series 2004-AR5, Class 9A1
4.12% 06/25/34
6
22,680 21,898
Credit Suisse Mortgage Capital Certificates,
Series 2022-RPL1, Class CERT
4.23% 04/25/61
1
432,396 349,316
Credit Suisse Mortgage Capital Trust,
Series 2006-8, Class 3A1
6.00% 10/25/21 20,022 5,129
Credit Suisse Mortgage Capital Trust,
Series 2022-RPL1, Class PT
4.66% 04/25/61
1,6
10,230,802 8,731,280
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB2, Class AF3 (STEP-reset date 01/25/25)
3.01% 12/25/36 598,059 481,812
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A2
(CME Term SOFR 1-Month plus 0.33%)
4.67% 11/25/36
4
6,714,001 3,007,988
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF2 (STEP-reset date 02/25/25)
3.18% 01/25/37 2,368,992 663,208
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(CME Term SOFR 1-Month plus 0.17%)
3.02% 04/25/37
4
1,190,032 744,098
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2B (STEP-reset date 01/25/25)
3.56% 02/25/37 3,734,071 2,186,494
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 01/25/25)
3.56% 02/25/37 893,719 523,319
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB3, Class A3 (STEP-reset date 01/25/25)
3.30% 03/25/37 5,124,740 1,762,422
CSMC Mortgage-Backed Trust,
Series 2006-1, Class 1A4
5.50% 02/25/36 2,366,005 2,042,214
CSMC Trust,
Series 2021-RPL7, Class A1
4.18% 07/27/61
1,6
6,504,147 6,490,119
CSMCM Trust,
Series 2018-SP3, Class CERT
4.63% 10/25/58
1,6
11,215,782 9,649,056
DSLA Mortgage Loan Trust,
Series 2004-AR4, Class 2A1A
(CME Term SOFR 1-Month plus 0.83%)
5.20% 01/19/45
4
388,046 293,143

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 18
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
DSLA Mortgage Loan Trust,
Series 2005-AR6, Class 2A1A
(CME Term SOFR 1-Month plus 0.69%)
5.06% 10/19/45
4
$ 3,081,929 $ 2,759,423
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2A1A
(CME Term SOFR 1-Month plus 0.31%)
4.68% 10/19/36
4
4,970,922 2,979,061
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class 2A1A
(CME Term SOFR 1-Month plus 0.25%)
4.62% 03/19/37
4
1,066,068 858,564
Fannie Mae Connecticut Avenue Securities,
Series 2019-R06, Class 2B1
(SOFR30A plus 3.86%)
8.43% 09/25/39
1,4
5,044,070 5,233,723
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(CME Term SOFR 1-Month plus 0.43%)
4.77% 10/25/36
4
11,138,894 7,276,371
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2D
(CME Term SOFR 1-Month plus 0.53%)
4.87% 12/25/37
4
633,644 570,750
First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class A3
(CME Term SOFR 1-Month plus 0.67%)
4.53% 03/25/36
4
18,402 18,398
First Franklin Mortgage Loan Trust,
Series 2006-FF5, Class M1
(CME Term SOFR 1-Month plus 0.52%)
4.86% 04/25/36
4
3,860,000 3,016,830
First Franklin Mortgage Loan Trust,
Series 2006-FF9, Class 2A4
(CME Term SOFR 1-Month plus 0.61%)
4.95% 06/25/36
4
10,218,000 9,120,794
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2D
(CME Term SOFR 1-Month plus 0.55%)
4.89% 01/25/38
4
3,631,344 1,870,189
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(CME Term SOFR 1-Month plus 0.31%)
4.65% 03/25/37
4
500,379 236,201
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
5.68% 09/25/34
6
80,995 80,976
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A3
5.68% 09/25/34
6
124,545 124,515
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA10, Class 1A1
5.56% 12/25/35
6
600,821 492,964
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA12, Class 2A1
5.31% 02/25/36
6
781,622 489,607
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA3, Class 3A1
6.46% 05/25/35
6
$ 710,474 $ 651,219
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA7, Class 2A1
5.90% 09/25/35
6
960,537 838,597
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA8, Class 2A1
5.78% 10/25/35
6
1,334,042 774,247
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA9, Class 2A1
5.98% 11/25/35
6
741,924 641,946
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4, Class 1A1
4.16% 09/25/35
6
1,173,380 752,993
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR5, Class 2A1
6.39% 11/25/35
6
474,825 366,059
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR2, Class 1A2
7.28% 08/25/37
6
48,054 12,492
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR5, Class 3A1
4.84% 09/19/35
6
800,435 640,875
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
3.79% 04/19/36
6
2,431,287 1,978,142
GreenPoint Manufactured Housing,
Series 2000-1, Class A4
8.14% 03/20/30
6
3,751,804 2,326,891
GreenPoint Mortgage Funding Trust,
Series 2007-AR1, Class 2A1A
(CME Term SOFR 1-Month plus 0.51%)
4.85% 03/25/47
4
7,293,936 6,666,189
GSAMP Trust,
Series 2007-FM2, Class A1
(CME Term SOFR 1-Month plus 0.25%)
4.59% 01/25/37
4
16,175,590 9,365,579
GSR Mortgage Loan Trust,
Series 2005-7F, Class 3A3 (IO)
(-1.00 X CME Term SOFR 1-Month plus 5.39%, 5.50% Cap)
1.05% 09/25/35
2,3,4
9,192 355
GSR Mortgage Loan Trust,
Series 2005-AR4, Class 5A1
6.20% 07/25/35
6
251,494 239,261
GSR Mortgage Loan Trust,
Series 2006-AR2, Class 2A1
5.40% 04/25/36
6
156,575 102,656
HarborView Mortgage Loan Trust,
Series 2005-10, Class 2A1A
(CME Term SOFR 1-Month plus 0.73%)
5.10% 11/19/35
4
781,500 509,522
HarborView Mortgage Loan Trust,
Series 2006-7, Class 1A
(CME Term SOFR 1-Month plus 0.53%)
4.90% 09/19/46
4
7,624,501 6,306,263

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
19 / December 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
HarborView Mortgage Loan Trust,
Series 2007-6, Class 1A1A
(CME Term SOFR 1-Month plus 0.31%)
4.68% 08/19/37
4
$ 8,530,649 $ 7,047,907
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2005-D, Class AII4
(CME Term SOFR 1-Month plus 0.81%)
5.15% 03/25/36
4
380,698 378,723
HSI Asset Securitization Corp. Trust,
Series 2005-OPT1, Class M1
(CME Term SOFR 1-Month plus 0.74%)
5.08% 11/25/35
4
377,996 374,296
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 1A1
(CME Term SOFR 1-Month plus 0.39%)
4.73% 10/25/36
4
10,553,385 2,937,739
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 1A
(CME Term SOFR 1-Month plus 0.37%)
4.71% 12/25/36
4
25,265,039 9,915,474
HSI Asset Securitization Corp. Trust,
Series 2006-WMC1, Class A1
(CME Term SOFR 1-Month plus 0.21%)
4.55% 07/25/36
4
9,671,597 4,124,986
HSI Asset Securitization Corp. Trust,
Series 2006-WMC1, Class A2
(CME Term SOFR 1-Month plus 0.31%)
4.65% 07/25/36
4
10,704,595 4,596,520
HSI Asset Securitization Corp. Trust,
Series 2006-WMC1, Class A4
(CME Term SOFR 1-Month plus 0.61%)
4.95% 07/25/36
4
9,360,667 4,094,797
Impac CMB Trust,
Series 2005-2, Class 1A1
(CME Term SOFR 1-Month plus 0.63%)
4.97% 04/25/35
4
1,413,874 1,368,491
IndyMac Index Mortgage Loan Trust,
Series 2005-AR14, Class 1A1A
(CME Term SOFR 1-Month plus 0.67%)
5.01% 07/25/35
4
7,322,871 5,276,004
IndyMac Index Mortgage Loan Trust,
Series 2005-AR19, Class A1
3.84% 10/25/35
6
1,626,795 1,300,582
IndyMac Index Mortgage Loan Trust,
Series 2006-AR27, Class 1A3
(CME Term SOFR 1-Month plus 0.65%)
4.99% 10/25/36
4
4,658,091 1,893,991
IndyMac Index Mortgage Loan Trust,
Series 2006-AR4, Class A2A
(CME Term SOFR 1-Month plus 0.61%)
4.95% 05/25/46
4
8,977,754 8,757,062
IndyMac Index Mortgage Loan Trust,
Series 2006-AR9, Class 3A3
3.53% 06/25/36
6
2,487,412 2,128,801
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2007-FLX4, Class 2A1
(CME Term SOFR 1-Month plus 0.47%)
4.81% 07/25/37
4
$ 10,351,242 $ 9,565,977
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 9,084 9,028
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC4, Class A1A
(CME Term SOFR 1-Month plus 0.37%)
4.71% 12/25/36
4
6,455,498 3,975,197
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC4, Class A4
(CME Term SOFR 1-Month plus 0.41%)
4.75% 12/25/36
4
8,367,321 4,370,705
JPMorgan Mortgage Trust,
Series 2006-A3, Class 2A1
5.00% 05/25/36
6
14,567 12,284
Lehman XS Trust,
Series 2005-5N, Class 3A1A
(CME Term SOFR 1-Month plus 0.41%)
4.75% 11/25/35
4
340,289 337,547
Lehman XS Trust,
Series 2006-17, Class 1A3
(CME Term SOFR 1-Month plus 0.61%)
4.95% 08/25/46
4
10,511,624 8,971,812
Lehman XS Trust,
Series 2006-GP2, Class 1A5A
(CME Term SOFR 1-Month plus 0.53%)
4.87% 06/25/46
4
3,111,091 2,926,031
Lehman XS Trust,
Series 2007-18N, Class 1A1
(CME Term SOFR 1-Month plus 1.81%)
6.15% 10/25/37
4
2,467,626 2,309,062
Long Beach Mortgage Loan Trust,
Series 2006-2, Class 1A
(CME Term SOFR 1-Month plus 0.47%)
4.81% 03/25/46
4
5,367,764 4,255,788
Long Beach Mortgage Loan Trust,
Series 2006-9, Class 2A2
(CME Term SOFR 1-Month plus 0.33%)
4.67% 10/25/36
4
47,156,569 14,951,443
MASTR Adjustable Rate Mortgages Trust,
Series 2003-7, Class 3A1
6.72% 11/25/33
6
66,974 65,572
MASTR Adjustable Rate Mortgages Trust,
Series 2004-15, Class 8A1
6.14% 10/25/34
6
26,249 26,140
MASTR Adjustable Rate Mortgages Trust,
Series 2004-3, Class 3A3
5.79% 04/25/34
6
19,122 18,203

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 20
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA2, Class 1A1
(Federal Reserve US 12-Month Cumulative Average plus
0.80%)
5.63% 12/25/46
4
$ 14,908,720 $ 10,584,992
MASTR Asset-Backed Securities Trust,
Series 2006-WMC1, Class A3
(CME Term SOFR 1-Month plus 0.47%)
4.81% 02/25/36
4
15,321,746 5,041,794
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A4
(CME Term SOFR 1-Month plus 0.39%)
5.01% 05/25/37
4
3,150,000 2,618,606
MASTR Asset-Backed Securities Trust,
Series 2007-WMC1, Class A2
(CME Term SOFR 1-Month plus 0.21%)
4.55% 01/25/37
4
15,674,994 4,127,926
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A2
(CME Term SOFR 1-Month plus 0.53%)
4.87% 04/25/37
4
5,929,048 4,863,129
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2C
(CME Term SOFR 1-Month plus 0.61%)
4.95% 04/25/37
4
15,683,073 6,113,419
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A4
(CME Term SOFR 1-Month plus 0.61%)
4.95% 07/25/37
4
360,285 352,560
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-5, Class 1A
(CME Term SOFR 1-Month plus 0.96%)
5.30% 10/25/37
4
20,983,633 12,065,225
Merrill Lynch Mortgage Investors Trust,
Series 2003-A6, Class 2A
7.64% 10/25/33
6
59,060 57,134
Merrill Lynch Mortgage Investors Trust,
Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.40%)
6.74% 08/25/36
4
480,451 404,778
Morgan Stanley ABS Capital I Trust,
Series 2006-NC2, Class A2D
(CME Term SOFR 1-Month plus 0.69%)
5.03% 02/25/36
4
413,085 408,964
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2006-HE4, Class A3
(CME Term SOFR 1-Month plus 0.41%)
4.75% 06/25/36
4
8,440,938 4,262,726
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2006-HE4, Class A4
(CME Term SOFR 1-Month plus 0.59%)
4.93% 06/25/36
4
9,004,575 4,574,285
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2007-NC3, Class A2C
(CME Term SOFR 1-Month plus 0.30%)
4.64% 05/25/37
4
$ 18,889,813 $ 14,309,590
Morgan Stanley Home Equity Loan Trust,
Series 2006-3, Class A4
(CME Term SOFR 1-Month plus 0.63%)
4.97% 04/25/36
4
10,687,570 7,389,958
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
5.69% 09/25/34
6
109,147 105,882
Morgan Stanley Mortgage Loan Trust,
Series 2006-2, Class 1A
5.25% 02/25/21 32,986 28,990
MortgageIT Trust,
Series 2005-2, Class 2A
(CME Term SOFR 1-Month plus 1.76%)
6.32% 05/25/35
4
453,413 426,336
New York Mortgage Trust,
Series 2005-3, Class A1
(CME Term SOFR 1-Month plus 0.59%)
4.93% 02/25/36
4
106,919 105,680
Nomura Asset Acceptance Corp.,
Series 2005-AR4, Class 4A1
4.98% 08/25/35
6
985,900 887,281
Oakwood Mortgage Investors, Inc.,
Series 2000-A, Class A5
8.16% 09/15/29
6
10,211,723 1,630,443
Option One Mortgage Loan Trust,
Series 2007-4, Class 2A2
(CME Term SOFR 1-Month plus 0.29%)
4.63% 04/25/37
4
11,913,428 6,774,182
Option One Mortgage Loan Trust,
Series 2007-5, Class 2A2
(CME Term SOFR 1-Month plus 0.28%)
4.62% 05/25/37
4
17,048,637 8,980,407
Ownit Mortgage Loan Trust,
Series 2006-2, Class A1
(CME Term SOFR 1-Month plus 0.53%)
4.87% 01/25/37
4
2,372,308 2,287,103
PHH Alternative Mortgage Trust,
Series 2007-2, Class 1A4
(CME Term SOFR 1-Month plus 0.71%)
5.05% 05/25/37
4
4,921,804 4,318,737
Popular ABS Mortgage Pass-Through Trust,
Series 2007-A, Class A3
(CME Term SOFR 1-Month plus 0.42%)
4.76% 06/25/47
4
4,089,231 3,763,971
PRET LLC,
Series 2022-RN2, Class A2 (STEP-reset date 01/25/25)
6.50% 06/25/52
1
16,833,000 16,720,172
PRET, LLC,
Series 2022-RN1, Class A1 (STEP-reset date 01/25/25)
3.72% 07/25/51

12,423,519 12,396,319

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
21 / December 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
PRPM LLC,
Series 2021-9, Class A1 (STEP-reset date 01/25/25)
5.36% 10/25/26
1
$ 11,314,922 $ 11,292,510
PRPM, LLC,
Series 2021-8, Class A1
4.74% 09/25/26
1,6
6,598,589 6,571,279
RAAC Trust,
Series 2005-SP1, Class 4A1
7.00% 09/25/34 20,568 20,006
Residential Accredit Loans Trust,
Series 2005-QA13, Class 2A1
5.40% 12/25/35
6
1,170,117 1,016,748
Residential Accredit Loans Trust,
Series 2005-QA4, Class A41
4.69% 04/25/35
6
52 52
Residential Accredit Loans Trust,
Series 2005-QA7, Class A21
5.72% 07/25/35
6
360,856 339,237
Residential Accredit Loans Trust,
Series 2005-QA8, Class CB21
5.45% 07/25/35
6
458,304 243,410
Residential Accredit Loans Trust,
Series 2006-QS13, Class 2A1
5.75% 09/25/21 2,268 1,370
Residential Accredit Loans Trust,
Series 2006-QS16, Class A6
6.00% 11/25/36 293,616 227,501
Residential Accredit Loans Trust,
Series 2007-QA3, Class A1
(CME Term SOFR 1-Month plus 0.31%)
4.65% 05/25/37
4
12,609,567 11,933,552
Residential Accredit Loans Trust,
Series 2007-QH6, Class A1
(CME Term SOFR 1-Month plus 0.49%)
4.83% 07/25/37
4
6,233,176 5,693,065
Residential Accredit Loans Trust,
Series 2007-QS1, Class 2AV (IO)
0.17% 01/25/37
2,3,6
1,224,752 6,038
Residential Asset Securitization Trust,
Series 2006-A9CB, Class A9
6.00% 09/25/36 4,919,724 1,520,324
Residential Funding Mortgage Securities Trust,
Series 2007-SA2, Class 1A
4.99% 04/25/37
6
184,589 95,251
Saxon Asset Securities Trust,
Series 2007-2, Class A2C
(CME Term SOFR 1-Month plus 0.35%)
4.69% 05/25/47
4
11,744,870 8,289,333
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF4 (STEP-reset date 01/25/25)
2.83% 01/25/36 3,340,553 2,743,686
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-WM4, Class A1
(CME Term SOFR 1-Month plus 0.49%)
4.83% 11/25/36
1,4
8,137,997 3,663,196
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR2, Class A2
(CME Term SOFR 1-Month plus 0.57%)
4.91% 02/25/37
4
$ 5,470,923 $ 2,293,708
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR4, Class A2B
(CME Term SOFR 1-Month plus 0.51%)
4.85% 05/25/37
4
8,784,878 5,294,121
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC1, Class A2B
(CME Term SOFR 1-Month plus 0.41%)
4.75% 12/25/36
4
5,121,896 2,448,792
Soundview Home Loan Trust,
Series 2007-OPT1, Class 2A3
(CME Term SOFR 1-Month plus 0.32%)
4.66% 06/25/37
4
16,729,568 11,036,772
Soundview Home Loan Trust,
Series 2007-WMC1, Class 3A3
(CME Term SOFR 1-Month plus 0.63%)
4.97% 02/25/37
4
933,240 255,183
Specialty Underwriting & Residential Finance Trust,
Series 2007-BC2, Class A1
(CME Term SOFR 1-Month plus 0.34%)
4.68% 04/25/37
4
18,052,125 12,899,915
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
5.55% 09/25/34
6
205,549 199,068
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-2, Class 4A2
5.79% 03/25/34
6
492,109 462,767
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-12, Class 3A1
5.22% 06/25/35
6
165,225 140,423
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class 1A3
4.95% 04/25/35
6
1,664,025 1,503,324
Structured Asset Investment Loan Trust,
Series 2004-6, Class A3
(CME Term SOFR 1-Month plus 0.91%)
5.25% 07/25/34
4
5,874,904 5,961,645
Structured Asset Mortgage Investments II Trust,
Series 2006-AR5, Class 1A1
(CME Term SOFR 1-Month plus 0.53%)
4.87% 05/25/36
4
173,810 117,058
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1BG
(CME Term SOFR 1-Month plus 0.23%)
4.57% 08/25/36
4
5,421,929 4,712,034
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-2XS, Class 2A2
(CME Term SOFR 1-Month plus 1.61%)
6.17% 02/25/35
4
11,065 12,060
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-4XS, Class 2A1A
(CME Term SOFR 1-Month plus 1.86%)
6.42% 03/25/35

664,770 637,304

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 22
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-4, Class 3A1
5.03% 10/25/37
6
$ 607,895 $ 529,573
Towd Point Mortgage Trust,
Series 2017-4, Class B1
3.67% 06/25/57
1,6
8,650,000 7,493,953
Towd Point Mortgage Trust,
Series 2019-1, Class B1
3.78% 03/25/58
1,6
7,087,000 5,755,961
Visio Trust,
Series 2023-2, Class B1
7.75% 10/25/58
1,6
6,088,000 6,100,385
VOLT XCIV LLC,
Series 2021-NPL3, Class A1 (STEP-reset date 01/25/25)
5.24% 02/27/51
1
3,920,186 3,918,281
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A2
(CME Term SOFR 1-Month plus 0.33%)
4.67% 01/25/37
4
4,812,089 2,171,616
WaMu Asset-Backed Certificates,
Series 2007-HE2, Class 2A2
(CME Term SOFR 1-Month plus 0.55%)
4.89% 02/25/37
4
27,408,032 8,506,387
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR13, Class A1A
(CME Term SOFR 1-Month plus 0.83%)
5.17% 11/25/34
4
82,677 79,968
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR14, Class A1
5.34% 01/25/35
6
266,738 244,712
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR14, Class 2A1
5.01% 12/25/35
6
9,296 8,406
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR16, Class 1A3
4.76% 12/25/35
6
706,005 638,411
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(CME Term SOFR 1-Month plus 0.77%)
5.11% 01/25/45
4
242,989 243,245
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
5.83% 02/25/46
4
2,801,605 2,494,095
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.94%)
4.44% 05/25/46
4
1,164,117 1,065,695
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumulative Average plus
0.98%)
5.81% 07/25/46
4
2,366,285 2,175,305
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY3, Class 1A1
3.82% 03/25/37
6
$ 1,340,781 $ 1,078,044
WaMu Mortgage Pass-Through Certificates,
Series 2007-OC1, Class A1
(CME Term SOFR 1-Month plus 0.59%)
4.93% 01/25/47
4
3,881,145 3,429,184
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25% 11/25/37 1,086,223 944,556
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2007-1, Class A3
(CME Term SOFR 1-Month plus 0.75%)
5.09% 03/25/37
4
4,690,000 4,391,724
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR14, Class 2A1
7.39% 10/25/36
6
217,546 194,422
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR4, Class 1A1
6.30% 04/25/36
6
55,257 52,576
734,189,047
U.S. Agency Commercial Mortgage-Backed — 0 .67%
Fannie Mae-Aces,
Series 2016-M11, Class X2 (IO)
3.06% 07/25/39
6
9,479,470 175,437
Fannie Mae-Aces,
Series 2016-M2, Class X3 (IO)
2.04% 04/25/36
6
5,045,539 50
Fannie Mae-Aces,
Series 2016-M4, Class X2 (IO)
2.70% 01/25/39
6
16,834,966 88,570
Fannie Mae-Aces,
Series 2019-M29, Class X4 (IO)
0.70% 03/25/29
6
117,375,779 2,753,812
Freddie Mac Multifamily PC REMIC Trust,
Series 2019-P002, Class X (IO)
1.01% 07/25/33
6
14,520,699 815,705
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K043, Class X3 (IO)
1.61% 02/25/43
6
30,521,081 305
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K051, Class X3 (IO)
1.61% 10/25/43
6
44,864,940 530,761
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K053, Class X3 (IO)
1.64% 03/25/44
6
78,150,000 1,268,156
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K054, Class X1 (IO)
1.14% 01/25/26

48,975,163 462,894

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
23 / December 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K055, Class X3 (IO)
1.65% 04/25/44
6
$ 32,000,000 $ 621,437
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K056, Class X1 (IO)
1.23% 05/25/26
6
52,326,508 708,208
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K057, Class X1 (IO)
1.15% 07/25/26
6
114,259,053 1,545,011
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.21% 06/25/27
6
75,842,724 1,462,824
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC07, Class X1 (IO)
0.72% 09/25/26
6
76,864,661 577,138
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KIR1, Class X (IO)
1.01% 03/25/26
6
107,430,110 1,005,449
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KL05, Class X1HG (IO)
1.22% 12/25/27
6
49,531,000 1,149,186
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS06, Class X (IO)
1.06% 08/25/26
6
62,554,744 455,555
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS07, Class X (IO)
0.60% 09/25/25
6
96,752,606 399,917
Ginnie Mae,
Series 2011-152, Class IO (IO)
0.01% 08/16/51
6
2,931,178 239
Ginnie Mae,
Series 2012-112, Class IO (IO)
0.11% 02/16/53
6
17,757,558 59,775
Ginnie Mae,
Series 2012-78, Class IO (IO)
0.07% 06/16/52
6
26,978,458 16,751
Ginnie Mae,
Series 2014-103, Class IO (IO)
0.19% 05/16/55
6
13,633,018 69,989
Ginnie Mae,
Series 2014-125, Class IO (IO)
0.89% 11/16/54
6
8,128,468 226,095
Ginnie Mae,
Series 2023-127, Class IO (IO)
0.41% 07/16/57
6
175,081,087 3,015,999
17,409,263
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed — 21 .75%
Fannie Mae Interest Strip,
Series 426, Class C40 (IO)
2.00% 06/25/51 $ 7,737,360 $ 997,580
Fannie Mae Interest Strip,
Series 426, Class C41 (IO)
2.00% 03/25/51 29,024,378 3,746,899
Fannie Mae Interest Strip,
Series 426, Class C42 (IO)
2.00% 11/25/50 16,819,674 2,126,128
Fannie Mae Interest Strip,
Series 434, Class C29 (IO)
2.00% 10/25/52 44,343,482 5,718,222
Fannie Mae Pool CB0176
2.50% 04/01/51 3,195,141 2,608,315
Fannie Mae Pool FM8658
2.50% 09/01/51 7,260,192 5,925,643
Fannie Mae Pool FM9086
2.50% 10/01/51 11,562,278 9,436,033
Fannie Mae Pool FS1598
2.00% 04/01/52 15,153,600 11,806,764
Fannie Mae Pool FS6925
2.50% 12/01/51 18,934,301 15,459,724
Fannie Mae Pool FS6943
3.00% 06/01/52 24,188,240 20,542,278
Fannie Mae Pool FS7252
5.00% 11/01/53 12,593,903 12,157,167
Fannie Mae Pool FS8274
2.00% 04/01/52 16,877,892 13,150,227
Fannie Mae Pool FS9442
4.50% 03/01/53 3,156,511 2,972,792
Fannie Mae Pool MA4547
2.00% 02/01/52 15,643,040 12,201,337
Fannie Mae Pool MA4563
2.50% 03/01/52 24,209,551 19,767,396
Fannie Mae Pool MA4599
3.00% 05/01/52 7,201,334 6,122,829
Fannie Mae Pool MA4733
4.50% 09/01/52 16,803,970 15,831,123
Fannie Mae Pool MA4784
4.50% 10/01/52 3,800,307 3,579,705
Fannie Mae Pool MA5037
4.50% 06/01/53 2,051,050 1,929,291
Fannie Mae REMICS,
Series 2006-11, Class PS
(-3.67 X SOFR30A plus 24.15%, 24.57% Cap)
7.39% 03/25/36
4
8,687 9,569
Fannie Mae REMICS,
Series 2006-8, Class HJ (IO)
(-1.00 X SOFR30A plus 6.49%, 6.60% Cap)
1.92% 03/25/36
4
368,731 29,467
Fannie Mae REMICS,
Series 2007-52, Class LS (IO)
(-1.00 X SOFR30A plus 5.94%, 6.05% Cap)
1.37% 06/25/37
4
19,080 1,352

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 24
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2007-77, Class SK (IO)
(-1.00 X SOFR30A plus 5.76%, 5.87% Cap)
1.19% 08/25/37
4
$ 44,375 $ 2,861
Fannie Mae REMICS,
Series 2007-88, Class JI (IO)
(-1.00 X SOFR30A plus 6.34%, 6.45% Cap)
1.77% 04/25/37
4
395,680 30,913
Fannie Mae REMICS,
Series 2008-18, Class SM (IO)
(-1.00 X SOFR30A plus 6.89%, 7.00% Cap)
2.32% 03/25/38
4
28,133 2,696
Fannie Mae REMICS,
Series 2008-62, Class SN (IO)
(-1.00 X SOFR30A plus 6.09%, 6.20% Cap)
1.52% 07/25/38
4
59,198 3,740
Fannie Mae REMICS,
Series 2010-116, Class SE (IO)
(-1.00 X SOFR30A plus 6.49%, 6.60% Cap)
1.92% 10/25/40
4
21,352 1,608
Fannie Mae REMICS,
Series 2013-5, Class GF
(SOFR30A plus 1.21%)
5.00% 10/25/42
4
124,529 117,357
Fannie Mae REMICS,
Series 2014-49, Class CF
(SOFR30A plus 1.11%)
5.80% 07/25/43
4
4,570,881 4,470,849
Freddie Mac Pool SD5323
4.00% 01/01/54 6,420,806 5,875,553
Freddie Mac Pool SD8199
2.00% 03/01/52 16,330,616 12,723,823
Freddie Mac Pool SD8204
2.00% 04/01/52 5,013,358 3,906,104
Freddie Mac Pool SD8213
3.00% 05/01/52 9,576,235 8,142,054
Freddie Mac Pool SD8220
3.00% 06/01/52 15,007,109 12,757,829
Freddie Mac Pool SD8244
4.00% 09/01/52 22,203,039 20,324,449
Freddie Mac Pool SD8256
4.00% 10/01/52 17,581,976 16,091,646
Freddie Mac Pool SD8265
4.00% 11/01/52 26,182,633 23,959,211
Freddie Mac Pool SD8275
4.50% 12/01/52 32,135,287 30,264,906
Freddie Mac Pool SD8347
4.50% 08/01/53 10,341,656 9,727,731
Freddie Mac REMICS,
Series 3339, Class JS
(-6.50 X SOFR30A plus 42.09%, 42.84% Cap)
12.21% 07/15/37
4
5,142 6,560
Freddie Mac REMICS,
Series 3404, Class AS (IO)
(-1.00 X SOFR30A plus 5.78%, 5.90% Cap)
1.18% 01/15/38
4
27,286 1,826
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3439, Class SC (IO)
(-1.00 X SOFR30A plus 5.79%, 5.90% Cap)
1.19% 04/15/38
4
$ 21,821 $ 1,183
Freddie Mac REMICS,
Series 3885, Class PO (PO)
0.00% 11/15/33
13
7,261 5,986
Freddie Mac REMICS,
Series 4030, Class HS (IO)
(-1.00 X SOFR30A plus 6.50%, 6.61% Cap)
1.90% 04/15/42
4
51,187 4,833
Freddie Mac REMICS,
Series 4993, Class OP (PO)
0.00% 10/25/58
13
1,400,832 1,262,874
Freddie Mac Strips,
Series 386, Class C1 (IO)
2.00% 03/15/52 36,685,494 4,792,006
Ginnie Mae (TBA)
4.00% 01/20/55 23,225,000 21,397,285
4.50% 01/20/55 26,575,000 25,126,543
5.00% 01/20/55 32,600,000 31,624,315
5.50% 01/20/55 41,575,000 41,209,327
Ginnie Mae II Pool MA8427
4.50% 11/20/52 13,123,222 12,452,859
Ginnie Mae,
Series 2011-146, Class EI (IO)
5.00% 11/16/41 48,909 9,296
Ginnie Mae,
Series 2011-70, Class IL (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.99%, 0.60% Cap)
0.60% 06/16/37
4
296,057 5,128
Ginnie Mae,
Series 2011-81, Class IC (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.61%, 0.62% Cap)
0.62% 07/20/35
4
330,292 4,973
Ginnie Mae,
Series 2013-135, Class CS (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.09%, 6.20% Cap)
1.69% 09/16/43
4
1,140,772 95,543
Ginnie Mae,
Series 2017-136, Class IO (IO)
5.00% 09/20/47 221,603 50,783
Ginnie Mae,
Series 2024-30, Class AF
(SOFR30A plus 1.25%)
5.85% 02/20/54
4
974,039 978,340
UMBS (TBA)
2.00% 01/01/55 16,775,000 13,044,986
2.50% 01/01/55 14,825,000 12,071,427
3.00% 01/01/55 15,000,000 12,728,220
3.50% 01/01/55 31,625,000 27,969,593
4.50% 01/01/55 28,025,000 26,348,292

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
25 / December 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
5.00% 01/01/55 $ 20,075,000 $ 19,367,286
565,082,635
Total Mortgage-Backed
(Cost $1,845,600,110) 1,573,818,719
MUNICIPAL BONDS — 0 .35% *
Arizona — 0 .04%
Maricopa County Industrial Development Authority Revenue
Bonds
7.38% 10/01/29
1
990,000 1,009,245
Florida — 0 .16%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.81% 10/01/34 1,000,000 823,972
2.86% 10/01/35 1,750,000 1,416,366
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.35% 10/01/29 2,000,000 1,882,753
4,123,091
New York — 0 .15%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
FI
3.95% 08/01/32 1,000,000 935,688
New York State Dormitory Authority Revenue Bonds,
University & College Improvements
5.29% 03/15/33 3,100,000 3,078,390
4,014,078
Total Municipal Bonds
(Cost $10,234,641) 9,146,414
U.S. TREASURY SECURITIES — 6 .83%
U.S. Treasury Notes — 6 .83%
U.S. Treasury Notes
4.13% 11/30/29 23,125,000 22,872,070
4.25% 12/31/26 460,000 460,063
4.38% 12/31/29 154,020,000 153,965,853
Total U.S. Treasury Securities
(Cost $177,396,317) 177,297,986
Total Bonds — 101 .60%
(Cost $2,981,920,482)
2,638,932,317
Issues Shares Value
COMMON STOCK — 0 .37%
Communications — 0 .16%
Intelsat Emergence SA
2,3,5,11
(Luxembourg) 141,371 4,302,980
Finance — 0 .21%
AGNC Investment Corp. 582,000 5,360,220
Issues Shares Value
COMMON STOCK — 0.37% (continued)
Specialized REITs — 0 .00%
Aoyuan New Shares
2,3,5,11
(Cayman Islands) 408,855 $ 11,474
China Aoyuan Group Ltd.
5,11
(Switzerland) 163,541 4,589
16,063
Total Common Stock
(Cost $11,876,450) 9,679,263
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 8 .25%
Money Market Funds — 8 .25%
Fidelity Investments Money Market Funds - Government
Portfolio
4.38%
23,24
20,601,578 20,601,578
TCW Central Cash Fund
0.01%
23,25
193,585,187 193,585,187
Total Short-Term Investments
(Cost $214,186,765) 214,186,765
Total Investments - 110.22%
(Cost $3,207,983,697) 2,862,798,345
Net unrealized appreciation on unfunded commitments
- 0.00% 680
Liabilities in Excess of Other Assets - (10.22)% (265,325,063)
Net Assets - 100.00% $ 2,597,473,962
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
3
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $35,575,819, which is 1.37% of total net assets.
4
Floating rate security. The rate disclosed was in effect at December 31, 2024.
5
Foreign denominated security issued by foreign domiciled entity.
6
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
7
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 7.19% cash or 1.50% payment-in-kind interest.
8
Payment-in-kind (“PIK”) security.
9
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $48,578, at an interest rate of 8.69% and a maturity of March 31, 2028. The investment is accruing an unused commitment fee of
0.25% per annum.
10
Perpetual security with no stated maturity date.
11
Non-income producing security.
12
Security is currently in default with regard to scheduled interest or principal payments.
13
Zero coupon bond. The rate shown is the effective yield as of December 31, 2024.
14
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 7.50% cash or 8.50% payment-in-kind interest.

Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 8.00% cash or 9.00% payment-in-kind interest.

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 26
16
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 8.80% cash or 9.80% payment-in-kind interest.
17
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.00% cash or 6.00% payment-in-kind interest.
18
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.25% cash or 6.25% payment-in-kind interest.
19
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.50% cash or 6.50% payment-in-kind interest.
20
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.75% cash or 6.75% payment-in-kind interest.
21
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 6.00% cash or 7.00% payment-in-kind interest.
22
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 6.25% cash or 7.25% payment-in-kind interest.
23
Represents the current yield as of December 31, 2024.
24
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $42,284.
25
Affiliated investment.
†
Fair valued security. The aggregate value of fair valued securities is $9,212,023, which is
0.35% of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See
Notes to Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(EDC): Economic Development Corporation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(GBP): British Pound
(GMTN): Global Medium-Term Note
(IO): Interest Only
(MTN): Medium-Term Note
(NVS): Non-Voting Shares
(PO): Principal Only
(REIT): Real Estate Investment Trust
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
27 / December 2024
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 6,005,672 EUR 5,587,000 Goldman Sachs International 01/17/25 $ 216,441
USD 59,605,189 EUR 54,058,000 Citibank N.A. 01/17/25 3,590,472
USD 7,308,505 GBP 5,603,000 Goldman Sachs International 01/17/25 292,322
4,099,235
EUR 3,867,000 USD 4,174,797 Bank of America N.A. 01/17/25 (167,825)
EUR 629,000 USD 691,479 Goldman Sachs International 01/17/25 (39,711)
EUR 1,033,000 USD 1,090,263 The Bank of New York Mellon 01/17/25 (19,872)
EUR 5,456,000 USD 5,952,487 Citibank N.A. 01/17/25 (298,999)
GBP 357,000 USD 451,008 The Bank of New York Mellon 01/17/25 (3,966)
GBP 193,000 USD 243,546 Goldman Sachs International 01/17/25 (1,868)
(532,241)
NET UNREALIZED APPRECIATION $ 3,566,994
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 3,778 03/31/25 $ 776,792,223 $ (36,379) $ (36,379)
U.S. Treasury Five-Year Note 2,904 03/31/25 308,708,820 (1,361,800) (1,361,800)
1,085,501,043 (1,398,179) (1,398,179)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 2,205 03/20/25 (245,444,062) 3,291,725 3,291,725
U.S. Treasury Ultra Bond 503 03/20/25 (59,809,844) 1,690,855 1,690,855
Euro-Bund Future 206 03/06/25 (28,464,487) 782,605 782,605
Euro-Bobl Future 34 03/06/25 (4,149,497) 53,338 53,338
Long Gilt Future 34 03/27/25 (3,934,966) 87,117 87,117
Euro-Buxl 30 Year 25 03/06/25 (3,434,753) 224,686 224,686
Euro-Schatz Future 15 03/06/25 (1,661,745) 7,359 7,359
(346,899,354) 6,137,685 6,137,685
TOTAL FUTURES CONTRACTS $ 738,601,689 $ 4,739,506 $ 4,739,506
Received by the Fund Paid by the Fund
Description
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
Paid
Unrealized
Appreciation
SWAPS: INTEREST RATE
Interest Rate Swap
1
12/20/53
USD-SOFR-
COMPOUND Annual 3.52% Annual $ 21,211 $ 1,585,133 $ — $ 1,585,133
TOTAL SWAPS CONTRACTS $ 21,211 $ 1,585,133 $ — $ 1,585,133
1
Centrally cleared.

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 28
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago
Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
29 / December 2024
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2024 is as follows:
UNCONSTRAINED BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 214,186,765 $ — $ — $ 214,186,765
Long-Term Investments:
Asset-Backed Securities — 294,407,298 23,838,288 318,245,586
Bank Loans — 91,783,448 641,619 92,425,067
Common Stock 5,364,809 — 4,314,454 9,679,263
Corporates — 426,992,616 686,573 427,679,189
Foreign Government Obligations — 40,319,356 — 40,319,356
Mortgage-Backed Securities — 1,567,082,215 6,736,504 1,573,818,719
Municipal Bonds — 9,146,414 — 9,146,414
U.S. Treasury Securities 177,297,986 — — 177,297,986
Unfunded Commitments Appreciation — 680 — 680
Other Financial Instruments
*
Assets:
Foreign Currency Exchange Contracts
Foreign Currency Risk — 4,099,235 — 4,099,235
Futures Contracts
Interest Rate Risk 6,137,685 — — 6,137,685
Swaps Agreements
Interest Rate Risk — 1,585,133 — 1,585,133
Liabilities:
Foreign Currency Exchange Contracts
Foreign Currency Risk — (532,241) — (532,241)
Futures Contracts
Interest Rate Risk (1,398,179) — — (1,398,179)
Total $ 401,589,066 $ 2,434,884,154 $ 36,217,438 $ 2,872,690,658
*Other financial instruments include foreign currency exchange contracts, futures and swaps.

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 30
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2024, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
UNCONSTRAINED
BOND FUND
ASSET-BACKED
SECURITIES
BANK
LOANS
COMMON
STOCK CORPORATES
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2024 $ 10,251,532 $ — $ 3,799,346 $ 428,202 $ 6,937,647 $ 21,416,727
Accrued discounts/premiums (380) 4,086 8,258 378,981 28,899 419,844
Realized gain (loss) (2,882) 480 — (900,285) (485,280) (1,387,967)
Change in unrealized appreciation
(depreciation)* 244,860 (160,024) 506,850 547,246 568,924 1,707,856
Purchases 14,052,158 800,202 — 234,581 — 15,086,941
Sales (707,000) (3,125) — (2,152) (313,686) (1,025,963)
Transfers into Level 3** — — — — — —
Transfers out of Level 3** — — — — — —
Balance as of
December 31, 2024
$ 23,838,288 $ 641,619 $ 4,314,454 $ 686,573 $ 6,736,504 $ 36,217,438
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2024 was $346,043 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2024.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2024, are as follows:
UNCONSTRAINED BOND
FUND
FAIR VALUE AT
12/31/24
VALUATION
TECHNIQUE* UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $17,435,026 Broker Quote Offered Quote $91.22 - $100.87 $96.45 Increase
Asset-Backed Securities $6,403,262 Third-Party Vendor Vendor Prices $101.74 $101.74 Increase
Bank Loans $641,619 Third-Party Vendor Vendor Prices $61.50 - $76.00 $65.75 Increase
Common Stock $11,474 Broker Quote Offered Quote $0.22 $0.22 Increase
Common Stock $4,302,980 Third-Party Vendor Vendor Prices $30.44 $30.44 Increase
Corporate Securities $686,573 Third-Party Vendor Vendor Prices $0.97 - $14.35 $10.43 Increase
Mortgage-Backed
Securities-Non-Agency $6,393 Third-Party Vendor Vendor Prices $0.49 - $3.86 $0.68 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $6,730,111 Broker Quote Offered Quote $99.13 - $101.51 $100.67 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
31 / December 2024
COMMITMENTS AND CONTINGENCIES
The Unconstrained Bond Fund had the following unfunded commitments and unrealized gain (loss) as of December 31, 2024:
Investment transactions in the shares of affiliated issuers for the period ended December 31, 2024 were as follows:
VALUE AT
BEGINNING
OF YEAR PURCHASES SALES
DIVIDEND/
INTEREST
VALUE AT
END
OF PERIOD
SHARES
HELD AT END
OF PERIOD
REALIZED
GAIN
(LOSS)
CHANGE IN
UNREALIZED
APPRECIATION
TCW Central Cash Fund $— $734,085,187 $(540,500,000) $5,650,658 $193,585,187 193,585,187 $— $—
UNCONSTRAINED BOND FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED GAIN
DG Investment Intermediate Holdings 2, Inc., Delayed-Draw Term Loan,
1st Lien March 2028 $ 48,578 $ 680
Total Unfunded Commitments $ 48,578 $ 680